ANNUAL
                                     REPORT
                        [GRAPHIC OF LIGHTHOUSE OMITTED]



                        HANCOCK HORIZON FAMILY OF FUNDS

                                JANUARY 31, 2003





                                 The Arbor Fund

                                                                   LOGO OMITTED]

HANCOCK HORIZON FAMILY OF FUNDS                                JANUARY 31, 2003
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              TABLE OF CONTENTS
---------------------------------------------------
   Shareholder Letter .........................   2
   Economic Overview and Investment Outlook ...   3
   Investment Philosophy ......................   5
   Management's Discussion & Analysis .........   6
FINANCIAL STATEMENTS
   Statements of Net Assets ...................  11
   Statements of Operations ...................  25
   Statements of Changes in Net Assets ........  26
   Financial Highlights .......................  28
Notes to Financial Statements .................  32
Report of Independent Accountants .............  39
Trustees and Officers of the Arbor Fund .......  40
Notice to Shareholders ........................  50

----------------------
SHAREHOLDER LETTER
----------------------
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

It was a momentous second full year of operation for the Hancock Horizon Family of Funds. Corporate scandals and turmoil in the Middle East dominated the news in the first half of the year. The War on Terror reclaimed center stage in the second half with renewed warnings of terrorist attacks in the United States and a build-up toward war with Iraq. The major stock market indices declined for the third consecutive year, even though the U.S. economy, in real or inflation adjusted terms, expanded in line with its historic long-term growth rate. For the third year in a row bonds produced attractive returns.

The basic principles of our investment philosophy, quality, value, discipline and control of risk have served us well in this difficult period. You can expect us to maintain our focus on these principles in the future.

INVESTMENT PERFORMANCE

Once again the Hancock Horizon Value Fund and the Hancock Horizon Growth Fund delivered returns that exceeded their benchmark indices. The performance of these two funds also ranked in the top 10% of their respective Lipper mutual fund classifications.

Fiscal 2002 marked the first year of operations for the Hancock Horizon Burkenroad Fund which also outperformed its benchmark index with a twelve month return ranked in the upper 10% of Lipper's small-cap value category.

As we close fiscal year 2002, we thank you, our investors, for your continued confidence and support.


Sincerely,

/S/ Clifton J Saik


Clifton Saik
Senior Vice President

                                                                  [LOGO OMITTED]
                                                                JANUARY 31, 2003
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ECONOMIC OVERVIEW AND INVESTMENT OUTLOOK

Last year we postulated that the recession, which began in March 2001, would probably prove to be one of the mildest in history according to trends then in place. Although the National Bureau of Economic Research has not yet declared its end, current readings strongly suggest the terminal point was approximately twelve months ago. If so, it was indeed a mild recession. Consumer spending, measured year-over-year for each month of the downturn, never turned negative. That has not happened since 1960.

While being reasonably confident that an economic recovery was beginning last January, we concluded that the path to sustainable growth would not be smooth. Quoting from last years economic overview, "THERE IS STILL A LOT OF DEBT ON CORPORATE AND CONSUMER BALANCE SHEETS. THIS MEANS CONSUMER DEMAND, HAVING BEEN SURPRISINGLY STRONG DURING THE PAST YEAR, IS NOT LIKELY TO PROVIDE ANY ADDITIONAL IMPETUS. CORPORATE CAPITAL SPENDING, THE MAJOR CASUALTY DURING THE RECESSION, WILL BE HAMPERED BY HEAVY DEBT LOADS AND IT IS NOT EXPECTED TO PICK UP APPRECIABLY UNTIL PROFITABILITY IMPROVES. UNFORTUNATELY, GIVEN THE GENERAL LACK OF PRICING POWER FOR MANUFACTURERS, ONLY MODEST PROFIT IMPROVEMENTS ARE EXPECTED.
BOND YIELDS SHOULD MOVE HIGHER AS THE ECONOMY IMPROVES BUT CONTINUED LOW INFLATION AND THE GRADUAL NATURE OF THE RECOVERY SHOULD PREVENT A SIGNIFICANT INCREASE. WE ANTICIPATE ANOTHER POSITIVE TOTAL RETURN YEAR FOR FIXED INCOME INVESTORS. WE WOULD ALSO LIKE TO EMPHASIZE THAT IN TODAY'S VOLATILE ENVIRONMENT, HIGH QUALITY BONDS ADD A WELCOME MEASURE OF DIVERSIFICATION TO INVESTMENT PORTFOLIOS. COMMON STOCKS USUALLY DELIVER WELL ABOVE AVERAGE RETURNS DURING THE EARLY STATES OF ECONOMIC RECOVERY. THIS TIME, HOWEVER, RELATIVELY HIGH VALUATIONS AND ACCOUNTING WORRIES COUPLED WITH MODEST EARNINGS IMPROVEMENT TEMPER OUR EXPECTATIONS FOR THE COMING YEAR. ULTIMATELY, WE BELIEVE THAT AN IMPROVING ECONOMY WILL PROVIDE EARNINGS THAT SUPPORT HIGHER COMMON STOCK PRICES, BUT IT WILL TAKE TIME." This year we were tempted to just re-cycle this commentary because the outlook is largely unchanged. There are, however, some important new facts worth noting.

REFLATION IS THE ORDER OF THE DAY.

Federal Reserve officials have stated that options other than traditional monetary policy can and will be used if necessary to prevent deflation and support economic growth. The Republican sweep in the mid-term elections means that fiscal policy stimulus is going to accelerate. The bottom line is that monetary and fiscal policy will be pro-growth for some time. Europe has been slow to respond but recent comments from European Union members indicate that more stimulative economic programs are probably on the way.

IT FOLLOWS, THEREFORE, THAT BONDS HAVE LOST SOME INVESTMENT APPEAL. . . .

We do not believe that inflation and interest rates are

--------------------------------------------------------------------------------
about to rise significantly. It is possible, however, that we are in the very early stage of transition from the disinflationary path of the past twenty years to another cycle of accelerating prices. The transition period could be lengthy and not easily recognizable until well under way. This would be a long-term or secular change in trend. In the short-term we would not be surprised to see a moderate cyclical increase in interest rates if the recovery strengthens this year. Accordingly, our strategy will focus on shortening the maturity structure of total-return bond portfolios when and as circumstances dictate. Bond investors desiring a consistent income stream should not shorten portfolio maturity. It took almost five years to complete the interest rate topping phase in the early 1980s. The bottoming process will probably trace a similar pattern.

.. . . . WHICH MEANS STOCKS SHOULD BE FAVORED OVER BONDS.

Only modest growth in corporate earnings is expected and common stock valuation levels will not expand quickly. Selectivity and a focus on value will be important in this kind of environment.

INVESTORS WILL HAVE TO EXERCISE PATIENCE. . . .


The immediate gratification market of the late 1990s will not return for quite some time. Volatility will probably remain high and selectivity with a focus on time-tested fundamentals will be increasingly important in producing above average returns. Portfolios should be well diversified, owning bonds as well as stocks unless the investment time horizon is very long and there is a high tolerance for short-term volatility.

.. . . . AND LEARN TO ACCEPT THE FACT THAT GEO-POLITICAL RISKS WILL ALWAYS BE
PRESENT.

The Iraq issue might be favorably resolved before 2003 is over, but there are no guarantees. North Korea is an obvious problem with no near-term resolution and the War on Terror will probably last for years. Then there is the fifty-year-old feud between India and Pakistan over Kashmir, not to mention various civil wars and rebellions in progress around the world. Threats to the peace and security of the world might seem particularly acute now, but historically speaking it is business as usual. Economic and market forecasting is incredibly inexact under normal circumstances. When a threat to national security enters the picture, the crystal balls of the fortunetellers turn from cloudy to black. We can look at past episodes for guidance, but each war in our nation's history had unique characteristics that might not be comparable to what we will experience this time. The one constant through time, however, is the resiliency and strength of our nation and economy. This is probably the most important thing for investors to keep in mind.

      John C. Portwood, CFA
      Chief Investment Strategist

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THE HANCOCK HORIZON FUNDS INVESTMENT PHILOSOPHY                   [LOGO OMITTED]
-----------------------------------------------                 JANUARY 31, 2003
--------------------------------------------------------------------------------

     High quality standards are an integral part of our investment approach. We do not believe that it is necessary to speculate in low quality securities to be able to produce good returns. To us, the most desirable investment program is one that utilizes high quality securities within a disciplined management process. Our quality standards are evident in the security holdings of all the Hancock Horizon Funds. An example of our focus on quality is the fact that Standard & Poor's Corporation has rated the Hancock Horizon Treasury Securities Money Market Fund AAAm, their highest quality rating for this type of money market fund.
     Discipline is an important key to long-term investment success. It means sticking to your investment approach for the long haul, provided that your approach recognizes real fundamental values that will ultimately be reflected in satisfactory investment returns. Value to us means determining the relative attractiveness of individual securities and asset classes using analytical methods that are unemotional and fundamentally driven. We continually analyze results to confirm or challenge the value added by our process. Occasionally, enhancements have been warranted but over time the core decision making process has remained intact. No significant changes are anticipated. We believe our approach will remain valuable and effective for the foreseeable future.
     With a high-quality, value-conscious and disciplined investment approach, it naturally follows that control of risk is an integral part of our process as well. Some investors and fund managers focus on returns while neglecting risk. We believe that risk and return are equally important considerations. As a shareholder in the Hancock Horizon Funds, you can expect us to maintain our quality controls and investment disciplines. We will not reach for yield or attempt to enhance return by using securities or methods that are not compatible with the stated objectives of each fund. Our primary goal is to provide a way for investors to participate in the financial markets according to their particular needs. We do so by offering a diversified family of mutual funds that are truly representative of the expected risk and return characteristics of each asset class or investment category.

----------------------------------
MANAGEMENT'S DISCUSSION & ANALYSIS
----------------------------------
--------------------------------------------------------------------------------

     The TREASURY SECURITIES MONEY MARKET FUND'S investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income. The Fund will attempt to achieve this objective by investing exclusively in short-term obligations of the U.S. Treasury and repurchase agreements involving such obligations.
     The Fund has been assigned an AAAm rating by Standard & Poor's Corporation. For the year, the Fund's largest sector weighting consisted of overnight repurchase agreements collateralized by U.S. Treasury Securities. This structure provides an adequate degree of liquidity to our shareholders in coordination with industry standard requirements for money funds as to the quality, maturity, and diversification of investments.
     For the year ended January 31, 2003, the Fund generated a total return of 1.06% for Trust Class shares, 0.81% for Sweep Class shares and 0.56% for Class A shares. This compares to a 1.00% return for the iMoney Net, Inc., U.S. Treasury & Repo Average. At year end, the Fund's net assets totaled $227,601,163.
     Looking ahead, it appears that the U.S. economy will continue to expand and avoid a double dip recession. A stronger economy should eventually lead to higher interest rates. However, with the potential of a U.S. led attack on Iraq, low inflation, and excess capacity, the Federal Reserve should not need to raise interest rates in the near future. As a result, short term interest rates may continue to remain at historic low levels before a secular uptrend develops.

[GRAPH OMITTED]
[EDGAR REPRESENTATION OF TEXT USED IN PRINTED GRAPHIC AS FOLLOWS]:

    COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HANCOCK HORIZON TREASURY SECURITIES MONEY MARKET FUND, TRUST CLASS, INSTITUTIONAL SWEEP
   CLASS AND CLASS A, VERSUS THE IMONEYNET, INC., U.S. TREASURY & REPO AVERAGE

                                                      Hancock Horizon
             Hancock Horizon                        Treasury Securities
           Treasury Securities   Hancock Horizon          MM Fund,         IMoneynet, Inc.,
               MM Fund,        Treasury Securities     Institutional       U.S. Treasury
               Trust Class       MM Fund, Class A       Sweep Class         & Repo Average
5/31/00          10,000              10,000                10,000              10,000
JAN-01           10,396              10,363                10,379              10,387
JAN-02           10,708              10,621                10,664              10,700
JAN-03           10,821              10,680                10,750              10,815

--------------------------------------------------------------------------------
                                             ONE YEAR     ANNUALIZED
                                              RETURN   INCEPTION TO DATE
--------------------------------------------------------------------------------
TRUST CLASS                                    1.06%         3.01%
--------------------------------------------------------------------------------
INSTITUTIONAL SWEEP CLASS                      0.81%         2.75%
--------------------------------------------------------------------------------
CLASS A                                        0.56%         2.50%
--------------------------------------------------------------------------------

FOR THE YEAR ENDED 1/31/03. PAST PERFORMANCE OF THE FUND IS NOT PREDICTIVE OF FUTURE PERFORMANCE. FUND COMMENCED OPERATIONS ON MAY 31, 2000.
RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER.

                                                                  [LOGO OMITTED]
                                                                JANUARY 31, 2003
--------------------------------------------------------------------------------

     For the year ended January 31, 2003, the STRATEGIC INCOME BOND FUND generated a total return of 7.76% for Trust Class shares, 7.46% for Class A shares without a sales charge, 3.15% for Class A shares from which a sales charge has been deducted and 6.77% for Class C shares. This compares to a 5.90% return for the Lipper General Bond Funds Objective and a 9.24% return for the Lehman Intermediate U.S. Government/Credit Index.
     The Fund's investment objective is total return through current income and capital appreciation, consistent with the preservation of capital. The Fund will attempt to achieve this objective by investing in a mix of U.S. Treasury securities, U.S. government agency securities, mortgage-backed securities, and investment grade corporate debt with an intermediate term duration structure.
     During the fiscal year, the Fund maintained its largest sector position in investment grade corporate debt, representing approximately 48% of the portfolio. The fiscal year ended with the Fund's average maturity of 4.0 years and a weighted average duration of 3.5 years.
     On the heels of the first U.S. recession in almost a decade, in 2002 the economy grew at a modest 2.8% rate. The Federal Reserve's stimulus in 2001, lowering rates eleven times and pushing interest rates to 40 year lows, paved the way for a record year in the housing sector. Housing starts, new home sales, existing home sales and construction spending were all at historic levels. However, manufacturing, production and capital spending did not respond as well while the unemployment rate rose. Excess capacity and lower inflation ensued. During the year, interest rates pushed lower, led by the short end of the yield curve, specifically the 2-year area. Treasury 2-year rates dropped 1.44%, from 4.37% to 2.93%. Meanwhile, longer term rates were only slightly lower. The Treasury 30-year bond rates were lower by 0.59%, from 5.43% to 4.84%.
     Throughout the year, the Fund maintained its strategy of overweighting the corporate bond sector, followed by agency mortgage-backed securities. The balance of the portfolio was comprised of U.S. Treasury and Agency securities.
     Looking ahead, it appears that the U.S. economy will continue to expand and avoid a double dip recession. A stronger economy should eventually lead to higher interest rates. However, with the potential of a U.S. led attack on Iraq, low inflation, and excess capacity, the Federal Reserve should not need to raise interest rates in the near future.
     In light of these conditions, we intend to continue our strategy of pursuing high quality and above average yields.

[GRAPH OMITTED]
[EDGAR REPRESENTATION OF TEXT USED IN PRINTED GRAPHIC AS FOLLOWS]:

        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HANCOCK HORIZON STRATEGIC INCOME BOND FUND, TRUST CLASS,CLASS A (WITH LOAD) AND
  CLASS C, VERSUS THE LEHMAN INTERMEDIATE U.S. GOVERNMENT/CREDIT INDEX AND THE
                      LIPPER GENERAL BOND FUNDS OBJECTIVE

               Hancock Horizon        Hancock Horizon        Hancock Horizon           Lehman
              Strategic Income        Strategic Income       Strategic Income        Intermediate        Lipper General
                 Bond Fund,              Bond Fund,            Bond Fund,         U.S. Government/        Bond Funds
                Trust Class           Class A (with load)       Class C             Credit Index           Objective
5/31/00             10,000                 9,600                  10,000                10,000              10,000
JAN-01              10,856                10,404                  10,792                11,034              10,905
JAN-02              11,571                11,064                  11,413                11,893              11,420
JAN-03              12,469                11,889                  12,186                12,991              12,083

--------------------------------------------------------------------------------
                          ONE YEAR      ANNUALIZED
                           RETURN     INCEPTION TO DATE
--------------------------------------------------------------------------------
TRUST CLASS                 7.76%          8.63%
--------------------------------------------------------------------------------
CLASS A                     7.46%          8.35%
--------------------------------------------------------------------------------
CLASS A, WITH LOAD          3.15%          6.72%
--------------------------------------------------------------------------------
CLASS C                     6.77%          7.69%
--------------------------------------------------------------------------------

FOR THE YEAR ENDED 1/31/03. PAST PERFORMANCE OF THE FUND IS NOT PREDICTIVE OF FUTURE PERFORMANCE. FUND COMMENCED OPERATIONS ON MAY 31, 2000.
RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER.

----------------------------------------------
MANAGEMENT'S DISCUSSION & ANALYSIS (CONTINUED)
----------------------------------------------
--------------------------------------------------------------------------------

     The HANCOCK HORIZON VALUE FUND seeks long-term capital appreciation with a secondary goal of current income.
     Horizon Advisers choose stocks that they believe to be "undervalued" based on their fundamental research and analysis of various characteristics, including historic and expected earnings and dividends, sales and market position.
     At January 31, 2003, common stock represented 98.4% of the Value Fund's assets. The Value Fund's largest holdings were in Financial, Consumer Staples, Consumer Discretionary and Industrial stocks, while having no exposure to Telecommunications or Technology stocks.
     The Value Fund's return for the year ended January 31, 2003 was -9.72% for Trust Class shares, -9.90% for Class A shares without a sales charge, -14.62% for Class A shares from which a sales charge has been deducted and -10.62% for Class C shares. This compares favorably to the Fund's benchmark, the Frank Russell 1000 Value Index, which returned -16.93% and the S&P 500 Composite Index returned -23.02% for the same period. Also, according to Lipper, the Fund ranked in the top 10% of 482 Multi-Cap Value Funds. Trust Class was ranked 39th out of 482, Class A was 41st and Class C was 43rd.
     Looking ahead, selectivity will continue to be important and we will continue to emphasize sectors that appear most attractive according to our valuation analysis. Relief from geo-political concerns is necessary for monetary and fiscal stimulus to steer the economy and the stock market forward in 2003.


[GRAPH OMITTED]
[EDGAR REPRESENTATION OF TEXT USED IN PRINTED GRAPHIC AS FOLLOWS]:

        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
HANCOCK HORIZON VALUE FUND, TRUST CLASS, CLASS A (WITH LOAD) AND CLASS C, VERSUS
     THE FRANK RUSSELL 1000 VALUE INDEX AND THE LIPPER MULTI-CAP VALUE INDEX

              Hancock Horizon  Hancock Horizon    Hancock Horizon      Frank Russell    Lipper Multi-Cap
               Value Fund,       Value Fund,        Value Fund,         1000 Value           Value
               Trust Class    Class A (with load)    Class C              Index              Index
5/31/00          10,000             9,475             10,000              10,000            10,000
JAN-01           11,012            10,414             10,940              10,706            11,207
JAN-02           10,972            10,351             10,808               9,991            10,780
JAN-03            9,905             9,326              9,660               8,229             8,730

--------------------------------------------------------------------------------
                                                   Annualized
                              One Year Return   Inception to Date
--------------------------------------------------------------------------------
TRUST CLASS                         -9.72%           -0.36%
--------------------------------------------------------------------------------
CLASS A                             -9.90%           -0.59%
--------------------------------------------------------------------------------
CLASS A, WITH LOAD                 -14.62%           -2.58%
--------------------------------------------------------------------------------
CLASS C                            -10.62%           -1.29%
--------------------------------------------------------------------------------

FOR THE YEAR ENDED 1/31/03. PAST PERFORMANCE OF THE FUND IS NOT PREDICTIVE OF FUTURE PERFORMANCE. FUND COMMENCED OPERATIONS ON MAY 31, 2000.
RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER.

                                                                  [LOGO OMITTED]
                                                                JANUARY 31, 2003
--------------------------------------------------------------------------------

     The HANCOCK HORIZON GROWTH FUND seeks capital appreciation by investing primarily in U.S. companies whose sales and earnings are expected to grow at an above average rate.
     Horizon Advisers employ a strict quantitative method of analysis in our investment decision making. These measurable quantitative factors include earnings surprise and estimate revision, historical price performance of a stock compared to other stocks in the market, increasing growth as measured by a company's return on equity and relative price-to-earnings ratio and cash flow.
     At January 31, 2003, common stock represented 98.6% of the Growth Fund's assets. The Growth Fund's largest holdings were in Consumer Discretionary, Information Technology and Health Care stocks, while Basic Materials, Telecommunications and Utility stocks accounted for minimal or no exposure.
     The Growth Fund's return for the year ended January 31, 2003 was -19.53% for Trust Class shares, -19.71% for Class A shares without a sales charge, -23.95% for Class A shares from which a sales charge has been deducted and -20.30% for Class C shares. This compares favorably to the Fund's benchmark, the Frank Russell 1000 Growth Index, which returned -28.37% and the S&P 500 Composite Index returned -23.02% for the same period. Also, according to Lipper, the Fund ranked in the top 10% of 404 Multi-Cap Growth Funds. Trust Class was ranked 32nd out of 404, Class A was 35th and Class C was 40th.
     Looking ahead, selectivity will continue to be important and we will continue to emphasize sectors that appear most attractive according to our valuation analysis. Relief from geo-political concerns is necessary for monetary and fiscal stimulus to steer the economy and the stock market forward in 2003.

[GRAPH OMITTED]
[EDGAR REPRESENTATION OF TEXT USED IN PRINTED GRAPHIC AS FOLLOWS]:

        Comparison of Change in the Value of a $10,000 Investment in the Hancock Horizon Growth Fund, Trust Class, Class A (with load) and Class C, versus the Frank Russell 1000 Growth Index and the Lipper Multi-Cap Growth
                                 Classification

                              Hancock Horizon
              Hancock Horizon   Growth Fund,     Hancock Horizon    Frank Russell
               Growth Fund,      Class A           Growth Fund,      1000 Growth      Lipper Multi-Cap
               Trust Class      (with load)          Class C            Index           Growth Index
1/31/01          10,000           9,475               10,000            10,000             10,000
JAN-02            8,876           8,395                8,800             7,312              7,050
JAN-03            7,143           6,738                7,014             5,238              5,062

--------------------------------------------------------------------------------
                              ONE YEAR     ANNUALIZED
                               RETURN   INCEPTION TO DATE
--------------------------------------------------------------------------------
TRUST CLASS                   -19.53%       -15.49%
--------------------------------------------------------------------------------
CLASS A                       -19.71%       -15.66%
--------------------------------------------------------------------------------
CLASS A, WITH LOAD            -23.95%       -17.90%
--------------------------------------------------------------------------------
CLASS C                       -20.30%       -16.25%
--------------------------------------------------------------------------------

FOR THE YEAR ENDED 1/31/03. PAST PERFORMANCE OF THE FUND IS NOT PREDICTIVE OF FUTURE PERFORMANCE. FUND COMMENCED OPERATIONS ON JANUARY 31, 2001.
RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER.

----------------------------------------------
MANAGEMENT'S DISCUSSION & ANALYSIS (CONCLUDED)
----------------------------------------------
--------------------------------------------------------------------------------

     The HANCOCK HORIZON BURKENROAD FUND seeks long-term capital appreciation by investing in small capitalization stocks and other equity securities of companies located or doing business in Alabama, Florida, Georgia, Louisiana, Mississippi and Texas.
     Horizon Advisers intend to utilize Tulane University's Burkenroad Reports as a primary source of investment research, but also employs its own fundamental research and analysis in its investment decision making. In selecting securities, Horizon Advisers primarily consider sales and expense trends, market position, historic and expected earnings and dividends.
     At January 31, 2003, common stock represented 96.4% of the Burkenroad Fund's assets. The Burkenroad Fund's largest holdings were in Consumer Discretionary, Industrials, Energy and Financial stocks, while Telecommunications, Material, Utilities and Information Technology stocks accounted for minimal or no exposure.
     The Burkenroad Fund's return for the year ended January 31, 2003 was -5.07% for Class A shares without a sales charge, -10.03% for Class A shares from which a sales charge has been deducted and -5.14% for Class D shares. This compares favorably to the Fund's benchmark, the Frank Russell 2000 Index, which returned -21.87% and the S&P 500 Composite Index returned -23.02% for the same period. Also, according to Lipper, the Fund ranked in the top 10% of 239 Small-Cap Value Funds.
 Class A was ranked 19th out of 239, while Class D ranked 21st.


[GRAPH OMITTED]
[EDGAR REPRESENTATION OF TEXT USED IN PRINTED GRAPHIC AS FOLLOWS]:

        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HANCOCK HORIZON BURKENROAD FUND, CLASS A (WITH LOAD) AND CLASS D, VERSUS THE FRANK RUSSELL 2000 INDEX AND THE LIPPER SMALL-CAP VALUE FUNDS CLASSIFICATION

          Hancock Horizon
          Burkenroad Fund,   Hancock Horizon
              Class A        Burkenroad Fund,  Frank Russell  Lipper Small-Cap
            (with load)           Class D       2000 Index    Value Funds Index

12/31/01       9,475              10,000          10,000           10,000
JAN-02         9,506              10,033           9,896           10,082
JAN-03         9,024               9,517           7,732            8,676


--------------------------------------------------------------------------------
                                                  One Year    Annualized
                                                  Return   Inception to Date
--------------------------------------------------------------------------------
CLASS A                                            -5.07%       -4.40%
--------------------------------------------------------------------------------
CLASS A, WITH LOAD                                -10.03%       -9.03%
--------------------------------------------------------------------------------
CLASS D                                            -5.14%       -4.46%
--------------------------------------------------------------------------------

FOR THE YEAR ENDED 1/31/03. PAST PERFORMANCE OF THE FUND IS NOT PREDICTIVE OF FUTURE PERFORMANCE. FUND COMMENCED OPERATIONS ON DECEMBER 31, 2001.
RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER.

------------------------
 STATEMENT OF NET ASSETS                                          [LOGO OMITTED]
------------------------                                        JANUARY 31, 2003
--------------------------------------------------------------------------------
TREASURY SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------

[PIE CHART OMITTED]
[EDGAR REPRESENTATION OF TEXT USED IN PRINTED GRAPHIC AS FOLLOWS]:

Repurchase Agreements
55.1%

U.S. Treasury Bills
44.9%

% of Total Portfolio Investments

--------------------------------------------------------------------------------
                                                         FACE AMOUNT       VALUE
DESCRIPTION                                                   (000)        (000)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 44.9%
U.S. Treasury Bills (B)
1.592%, 02/06/03                                            $ 7,500    $  7,498
1.548%, 02/20/03                                             10,000       9,992
1.538%, 03/06/03                                             10,000       9,986
1.520%, 04/03/03                                             10,000       9,975
1.236%, 04/24/03                                             15,000      14,958
1.118%, 05/01/03                                             10,000       9,973
1.267%, 05/08/03                                             10,000       9,966
1.216%, 05/22/03                                             10,000       9,963
1.222%, 06/05/03                                             10,000       9,958
1.145%, 06/19/03                                             10,000       9,956
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS (COST $102,225)                         102,225
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS -- 55.2%
ABN AMRO
1.220%, dated 01/31/03, matures 02/03/03, repurchase
price $8,735,550 (collateralized by U.S. treasury STRIPS,
total market value: $8,909,657)(A)                            8,735       8,735
Deutsche Bank
1.230%, dated 01/31/03, matures 02/03/03, repurchase
price $48,183,014 (collateralized by U.S. Treasury Notes,
total market value: $49,143,566)(A)                          48,180      48,180

--------------------------------------------------------------------------------
                                                          FACE AMOUNT      VALUE
DESCRIPTION                                                   (000)        (000)
--------------------------------------------------------------------------------

Lehman Brothers Holdings
1.999%, dated 01/31/03, matures 02/03/03, repurchase
price $8,818,268 (collateralized by U.S. Treasury
Obligations, total market value: $8,995,016)(A)              $8,817    $  8,817
Morgan Stanley
1.209%, dated 01/31/03, matures 02/03/03, repurchase
price $7,229,452 (collateralized by U.S. Treasury STRIPS,
total market value: $7,373,666)(A)                            7,229       7,229
UBS Warburg
1.220%, dated 01/31/03, matures 02/03/03, repurchase
price $52,725,420 (collateralized by U.S. Treasury STRIPS,
total market value: $53,776,757)(A)                          52,722      52,722
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS (COST $125,683)                             125,683
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.1% (COST $227,908)                             227,908
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- (0.1)%
Investment Advisory Fees Payable                                            (72)
Administration Fees Payable                                                 (28)
Custodian Fees Payable                                                       (5)
Distribution Fees Payable                                                   (12)
Shareholder Servicing Fees Payable                                          (25)
Other Assets and Liabilities                                               (165)
--------------------------------------------------------------------------------
Total Other Assets and Liabilities, Net                                    (307)
--------------------------------------------------------------------------------

NET ASSETS:
Fund shares of the Trust Class Shares
(unlimited authorization -- no par value) based on
95,974,297 outstanding shares of beneficial interest                     95,974
Fund Shares of the Institutional Sweep Class Shares
(unlimited authorization -- no par value) based on
74,704,144 outstanding shares of beneficial interest                     74,704
Fund Shares of the Class A Shares
(unlimited authorization-- no par value) based on
56,922,454 outstanding shares of beneficial interest                     56,923
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                            $ 227,601
--------------------------------------------------------------------------------

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- TRUST CLASS SHARES                                  $1.00
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL SWEEP CLASS SHARES                    $1.00
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A SHARES                                      $1.00
--------------------------------------------------------------------------------
(A) Tri-party repurchase agreement.
(B) The rate shown represents the security's effective yield at time of purchase.
STRIPS -- Separately Traded Registered Interest and Principal Security

The accompanying notes are an integral part of the finanical statements.

-----------------------
STATEMENT OF NET ASSETS
-----------------------
--------------------------------------------------------------------------------
STRATEGIC INCOME BOND FUND
--------------------------------------------------------------------------------

[PIE CHART OMITTED]
[EDGAR REPRESENTATION OF TEXT USED IN PRINTED GRAPHIC AS FOLLOWS]:

Repurchase Agreement
9.1%

U.S. GOVERNMENT
MORTGAGE
BACKED
OBLIGATIONS
19.3%

U.S. TREASURY
OBLIGATIONS
17.5%

CORPORATE BONDS
43.0%

U.S. GOVERNMENT
AGENCY OBLIGATIONS
8.2%

COLLATERALIZED MORTGAGE OBLIGATION
2.9%


% of Total Portfolio Investments

--------------------------------------------------------------------------------
                                                           FACE AMOUNT     VALUE
DESCRIPTION                                                   (000)        (000)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 18.1%
U.S. Treasury Bond
5.375%, 02/15/31                                             $2,000       $2,160
U.S. Treasury Notes
7.500%, 02/15/05                                              1,350        1,505
6.625%, 05/15/07                                                550          635
6.500%, 08/15/05                                              1,000        1,111
6.000%, 08/15/04                                                500          534
5.875%, 11/15/04                                                500          538
5.750%, 08/15/03                                              1,000        1,024
4.875%, 02/15/12                                              1,000        1,074
3.000%, 01/31/04                                              1,000        1,017
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS (COST $9,108)                              9,598
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 8.6%
FHLB
7.250%, 05/15/03                                                500          509
6.875%, 08/15/03                                                500          515
FHLMC
4.375%, 02/04/10 (B)                                          2,500        2,500

--------------------------------------------------------------------------------
                                                          FACE AMOUNT      VALUE
DESCRIPTION                                                   (000)        (000)
--------------------------------------------------------------------------------

FHLMC, MTN
3.180%, 10/24/03                                             $1,000      $ 1,014
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $4,501)                     4,538
--------------------------------------------------------------------------------

U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS -- 19.9%
FHLMC
8.000%, 11/01/27                                                335          364
7.000%, 12/01/06                                                 23           24
7.000%, 12/01/14                                                 61           65
7.000%, 04/01/15                                                234          250
6.500%, 01/01/32                                              1,432        1,493
FNMA
7.500%, 04/01/15                                                  1            1
7.500%, 12/01/30                                                148          158
7.000%, 12/01/06                                                 40           42
7.000%, 07/01/07                                                174          180
7.000%, 12/01/09                                                 74           80
6.500%, 01/01/32                                              1,711        1,784
GNMA
8.000%, 05/15/30                                                160          173
7.500%, 08/15/12                                                 67           72
7.500%, 09/15/13                                                 61           65
7.500%, 12/20/29                                                 45           48
7.500%, 06/15/30                                                242          259
7.000%, 01/15/31                                              1,114        1,183
6.500%, 06/15/08                                                 12           12
6.500%, 10/15/08                                                 10           11
6.500%, 09/15/13                                                191          204
6.500%, 03/15/14                                                219          233
6.500%, 04/15/14                                                128          136
6.500%, 03/15/16                                                494          527
6.500%, 03/15/31                                                331          348
6.500%, 07/15/31                                                926          973
6.500%, 02/15/32                                                838          880
5.000%, 09/15/17                                                940          968
5.000%, 09/15/17                                                 44           45
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS (Cost $10,156)          10,578
--------------------------------------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATION -- 3.0%
FHLMC
6.000%, 10/15/07                                              1,513        1,597
--------------------------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATION (COST $1,527)                     1,597
--------------------------------------------------------------------------------

                                                                  [LOGO OMITTED]
                                                                JANUARY 31, 2003
--------------------------------------------------------------------------------
STRATEGIC INCOME BOND FUND (CONTINUED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                          FACE AMOUNT      VALUE
DESCRIPTION                                                   (000)        (000)
--------------------------------------------------------------------------------

CORPORATE BONDS -- 44.4%
Automotive -- 1.5%
General Motors
7.100%, 03/15/06                                            $   750      $   777
--------------------------------------------------------------------------------
TOTAL AUTOMOTIVE                                                             777
--------------------------------------------------------------------------------

Banks -- 13.7%
Bank of America
7.400%, 01/15/11                                              2,000        2,340
7.000%, 05/15/03                                                500          507
Bank One
6.500%, 02/01/06                                              2,000        2,222
Citigroup
4.125%, 06/30/05                                              1,000        1,045
First Union National Bank
7.875%, 02/15/10                                                500          595
SunTrust Bank
7.750%, 05/01/10                                                500          596
--------------------------------------------------------------------------------
TOTAL BANKS                                                                7,305
--------------------------------------------------------------------------------

Chemicals -- 0.4%
E I Du Pont de Nemours
6.750%, 10/15/04                                                200          216
--------------------------------------------------------------------------------
TOTAL CHEMICALS                                                              216
--------------------------------------------------------------------------------

Drugs -- 2.0%
Abbott Laboratories
5.125%, 07/01/04                                              1,000        1,047
--------------------------------------------------------------------------------
TOTAL DRUGS                                                                1,047
--------------------------------------------------------------------------------

Financial Services -- 11.3%
American General Finance, Series F, MTN
5.910%, 06/12/06                                                500          535
Caterpillar Financial Services
2.500%, 09/15/04                                                500          504
Corestates Capital
5.875%, 10/15/03                                                500          515
Ford Motor Credit
7.375%, 02/01/11                                                650          626
6.500%, 01/25/07                                              1,000          988
General Electric Capital, Series A, MTN
6.875%, 11/15/10                                              1,000        1,126
Lehman Brothers Holdings
7.000%, 02/01/08                                              1,000        1,132
Merrill Lynch
6.875%, 03/01/03                                                600          602
--------------------------------------------------------------------------------
TOTAL FINANCIAL SERVICES                                                   6,028
--------------------------------------------------------------------------------

Food, Beverage & Tobacco -- 4.3%
Campbell Soup
6.750%, 02/15/11                                            $ 1,000      $ 1,133
Conagra Foods
6.750%, 09/15/11                                              1,000        1,129
--------------------------------------------------------------------------------
TOTAL FOOD, BEVERAGE & TOBACCO                                             2,262
--------------------------------------------------------------------------------

Foreign Governments -- 0.5%
Province of Manitoba
4.250%, 11/20/06                                                250          261
--------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENTS                                                    261
--------------------------------------------------------------------------------

Petroleum Refining -- 4.2%
Conoco
6.350%, 04/15/09                                              2,000        2,230
--------------------------------------------------------------------------------
TOTAL PETROLEUM REFINING                                                   2,230
--------------------------------------------------------------------------------

Retail -- 2.0%
Target
5.375%, 06/15/09                                              1,000        1,064
--------------------------------------------------------------------------------
TOTAL RETAIL                                                               1,064
--------------------------------------------------------------------------------

Semi-Conductors & Instruments -- 3.0%
Texas Instruments
6.125%, 02/01/06                                              1,500        1,601
--------------------------------------------------------------------------------
TOTAL SEMI-CONDUCTORS & INSTRUMENTS                                        1,601
--------------------------------------------------------------------------------

Telephones & Telecommunication -- 1.5%
New York Telephone
5.875%, 09/01/03                                                775          795
--------------------------------------------------------------------------------
TOTAL TELEPHONES & TELECOMMUNICATION                                         795
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS (COST $21,994) 23,586
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT -- 9.4%
UBS Warburg 1.220%, dated 01/31/03, matures 02/03/03,
repurchase price $4,997,421 (collateralized by U.S.
Treasury STRIPS, total market value: $5,097,782)(A)           4,997        4,997
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT (COST $4,997)                                   4,997
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 103.4% (COST $52,283)                                54,894
--------------------------------------------------------------------------------

-----------------------
STATEMENT OF NET ASSETS
-----------------------

--------------------------------------------------------------------------------
STRATEGIC INCOME BOND FUND (CONCLUDED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          VALUE
DESCRIPTION                                                               (000)
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- (3.4)%
Investment Advisory Fees Payable                                        $   (21)
Administration Fees Payable                                                  (7)
Custodian Fees Payable                                                       (1)
Shareholder Servicing Fees Payable                                          (1)
Other Assets and Liabilities                                             (1,782)
--------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                                  (1,812)
--------------------------------------------------------------------------------

NET ASSETS:
Fund shares of the Trust Class Shares
(unlimited authorization -- no par value) based on
3,028,689 outstanding shares of beneficial interest                      45,835
Fund shares of the Class A Shares
(unlimited authorization -- no par value) based on
290,877 outstanding shares of beneficial interest                         4,602
Fund shares of the Class C Shares
(unlimited authorization -- no par value) based on
2,438 outstanding shares of beneficial interest                              38
Undistributed net investment income                                          11
Accumulated net realized loss on investments                                (15)
Net unrealized appreciation on investments                                2,611
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                              $53,082
--------------------------------------------------------------------------------

NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- TRUST CLASS SHARES                                    $15.98
NET ASSET VALUE AND REDEMPTION
PRICE PER SHARE -- CLASS A SHARES                                        $15.96
MAXIMUM OFFERING PRICE PER SHARE --
CLASS A SHARES ($15.96 (DIVIDE) 96.00%)                                  $16.63
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- CLASS C SHARES                                        $16.00
--------------------------------------------------------------------------------
(A) Tri-party repurchase agreement.
(B) Security purchased on a when-issued basis.
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
MTN -- Medium Term Note
STRIPS -- Separately Traded Registered Interest and Principal Security
The accompanying notes are an integral part of the finanical statements.

                                                                  [LOGO OMITTED]
                                                                JANUARY 31, 2003
--------------------------------------------------------------------------------
VALUE FUND
--------------------------------------------------------------------------------

[PIE CHART OMITTED]
[EDGAR REPRESENTATION OF TEXT USED IN PRINTED GRAPHIC AS FOLLOWS]:

COMMON STOCK
98.4%

REPURCHASE AGREEMENT
1.6%

% of Total Portfolio Investments

--------------------------------------------------------------------------------
                                                                           VALUE
DESCRIPTION                                                  SHARES        (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 98.4%
Aerospace & Defense -- 1.3%
United Technologies                                           8,000      $   509
--------------------------------------------------------------------------------
TOTAL AEROSPACE & DEFENSE                                                    509
--------------------------------------------------------------------------------

Automotive -- 4.2%
General Motors                                               14,000          509
Johnson Controls                                              7,000          565
Paccar                                                       12,000          520
--------------------------------------------------------------------------------
TOTAL AUTOMOTIVE                                                           1,594
--------------------------------------------------------------------------------

Banks -- 20.4%
Astoria Financial                                            18,000          467
Bank of America                                               8,000          560
Compass Bancshares                                           18,000          575
First Tennessee National                                     15,000          563
Golden West Financial                                         9,000          662
Greenpoint Financial                                         13,000          560
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                           VALUE
DESCRIPTION                                                  SHARES        (000)
--------------------------------------------------------------------------------
Banks --  Continued
Hibernia, Cl A                                               29,000      $   541
Marshall & Ilsley                                            18,000          488
North Fork Bancorporation                                    16,000          519
Regions Financial                                            17,000          557
SouthTrust                                                   21,000          547
Washington Mutual                                            17,000          586
Wells Fargo                                                  12,000          568
Westamerica Bancorporation                                   14,000          572
--------------------------------------------------------------------------------
TOTAL BANKS                                                                7,765
--------------------------------------------------------------------------------

Building & Construction -- 2.3%
Centex                                                       10,000          529
Masco                                                        19,000          346
--------------------------------------------------------------------------------
TOTAL BUILDING & CONSTRUCTION                                                875
--------------------------------------------------------------------------------

Casinos & Hotels -- 1.1%
Harrah's Entertainment*                                      11,000          399
--------------------------------------------------------------------------------
TOTAL CASINOS & HOTELS                                                       399
--------------------------------------------------------------------------------

Chemicals -- 1.4%
Albemarle                                                    20,000          525
--------------------------------------------------------------------------------
TOTAL CHEMICALS                                                              525
--------------------------------------------------------------------------------

Consumer Products -- 2.8%
Colgate-Palmolive                                            11,000          560
Dial                                                         27,000          505
--------------------------------------------------------------------------------
TOTAL CONSUMER PRODUCTS                                                    1,065
--------------------------------------------------------------------------------

Containers & Packaging -- 1.5%
Pactiv*                                                      28,000          571
--------------------------------------------------------------------------------
TOTAL CONTAINERS & PACKAGING                                                 571
--------------------------------------------------------------------------------

Financial Services -- 5.8%
American Express                                             17,000          604
Bear Stearns                                                  9,000          558
Countrywide Credit Industry                                  11,000          607
Fannie Mae                                                    7,000          453
--------------------------------------------------------------------------------
TOTAL FINANCIAL SERVICES                                                   2,222
--------------------------------------------------------------------------------

-----------------------
STATEMENT OF NET ASSETS
-----------------------
--------------------------------------------------------------------------------
VALUE FUND (CONTINUED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                           VALUE
DESCRIPTION                                                  SHARES        (000)
--------------------------------------------------------------------------------

Food, Beverage & Tobacco -- 9.7%
Altria Group                                                 13,000      $   492
Dean Foods*                                                  14,000          544
Dole Food                                                    20,000          652
McCormick                                                    21,000          470
Pepsi Bottling Group                                         20,000          507
Sara Lee                                                     26,000          519
Universal                                                    14,000          517
--------------------------------------------------------------------------------
TOTAL FOOD, BEVERAGE & TOBACCO                                             3,701
--------------------------------------------------------------------------------

Gas & Natural Gas -- 4.2%
AGL Resources                                                24,000          548
Nicor                                                        17,000          535
Sempra Energy                                                22,000          530
--------------------------------------------------------------------------------
TOTAL GAS & NATURAL GAS                                                    1,613
--------------------------------------------------------------------------------

Household Products -- 3.3%
Black & Decker                                               14,000          513
Maytag                                                       15,000          379
RPM International                                            35,000          383
--------------------------------------------------------------------------------
TOTAL HOUSEHOLD PRODUCTS                                                   1,275
--------------------------------------------------------------------------------

Insurance -- 5.5%
AMBAC Financial Group                                        10,000          536
Fidelity National Financial                                  17,000          573
Old Republic International                                   18,000          488
Torchmark                                                    14,000          503
--------------------------------------------------------------------------------
TOTAL INSURANCE                                                            2,100
--------------------------------------------------------------------------------
Medical Products & Services -- 6.8%
Anthem*                                                       8,000          497
Apria Healthcare Group*                                      22,000          507
Hillenbrand Industries                                       10,000          511
Pacificare Health Systems*                                   20,000          571
Universal Health Services, Cl B*                             11,000          512
--------------------------------------------------------------------------------
Total Medical Products & Services                                          2,598
--------------------------------------------------------------------------------
Metals & Mining -- 1.1%
Precision Castparts                                          17,000          431
--------------------------------------------------------------------------------
TOTAL METALS & MINING                                                        431
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                           VALUE
DESCRIPTION                                                  SHARES        (000)
--------------------------------------------------------------------------------

Miscellaneous Business Services -- 2.7%
Energizer Holdings*                                          20,000      $   488
GTECH Holdings*                                              20,000          544
--------------------------------------------------------------------------------
TOTAL MISCELLANEOUS BUSINESS SERVICES                                      1,032
--------------------------------------------------------------------------------

Petroleum & Fuel Products -- 4.5%
Apache                                                        9,000          562
Burlington Resources                                         13,000          573
Occidental Petroleum                                         20,000          584
--------------------------------------------------------------------------------
TOTAL PETROLEUM & FUEL PRODUCTS                                            1,719
--------------------------------------------------------------------------------

Photographic Equipment & Supplies -- 1.2%
Eastman Kodak                                                15,000          454
--------------------------------------------------------------------------------
TOTAL PHOTOGRAPHIC EQUIPMENT & SUPPLIES                                      454
--------------------------------------------------------------------------------

Professional Services -- 1.8%
Apollo Group, Cl A*                                          15,000          667
--------------------------------------------------------------------------------
TOTAL PROFESSIONAL SERVICES                                                  667
--------------------------------------------------------------------------------

Retail -- 2.3%
Brinker International*                                       15,000          446
Darden Restaurants                                           20,000          434
--------------------------------------------------------------------------------
TOTAL RETAIL                                                                 880
--------------------------------------------------------------------------------

Rubber & Plastic -- 2.7%
Cytec Industries*                                            20,000          584
Schulman                                                     29,000          435
--------------------------------------------------------------------------------
TOTAL RUBBER & PLASTIC                                                     1,019
--------------------------------------------------------------------------------

Transportation Services -- 4.3%
Alexander & Baldwin                                         22,000           571
Ryder System                                                25,000           563
Union Pacific                                                9,000           514
--------------------------------------------------------------------------------
TOTAL TRANSPORTATION SERVICES                                              1,648
--------------------------------------------------------------------------------

Utilities -- 7.5%
Ametek                                                       13,000          449
Entergy                                                      14,000          622
Exelon                                                       12,000          611
SCANA                                                        20,000          614
Southern                                                     20,000          563
--------------------------------------------------------------------------------
TOTAL UTILITIES                                                            2,859
--------------------------------------------------------------------------------
TOTAL COMMON STOCK (COST $35,491)                                         37,521
--------------------------------------------------------------------------------

                                                                  [LOGO OMITTED]
                                                                JANUARY 31, 2003
--------------------------------------------------------------------------------
VALUE FUND (CONCLUDED)
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                    FACE AMOUNT           VALUE
DESCRIPTION                                            (000)              (000)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT -- 1.6%
Morgan Stanley
1.050% dated 01/31/03, matures 02/03/03, repurchase
price $602,110 (collateralized by U.S. Treasury Note,
total market value: $614,130)(A)                       $602            $    602
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT (COST $602)                                      602
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.0% (COST $36,093)                               38,123
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%
Investment Advisory Fees Payable                                            (22)
Administration Fees Payable                                                  (5)
Custodian Fees Payable                                                       (1)
Shareholder Servicing Fees Payable                                           (1)
Other Assets and Liabilities                                                 25
--------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                                      (4)
--------------------------------------------------------------------------------
NET ASSETS:
Fund shares of the Trust Class Shares
(unlimited authorization -- no par value) based on
2,336,141 outstanding shares of beneficial interest                      35,705
Fund shares of the Class A Shares
(unlimited authorization -- no par value) based on
272,140 outstanding shares of beneficial interest                         4,334
Fund shares of the Class C Shares
(unlimited authorization -- no par value) based on
2,990 outstanding shares of beneficial interest                              50
Undistributed net investment income                                           7
Accumulated net realized loss on investments                             (4,007)
Net unrealized appreciation on investments                                2,030
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                              $38,119
--------------------------------------------------------------------------------

NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- TRUST CLASS SHARES                                    $14.60
NET ASSET VALUE AND REDEMPTION
PRICE PER SHARE -- CLASS A SHARES                                        $14.58
MAXIMUM OFFERING PRICE PER SHARE --
CLASS A SHARES ($14.58 [DIVIDE] 94.75%)                                  $15.39
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- CLASS C SHARES                                        $14.48
--------------------------------------------------------------------------------
* Non-income producing security.
(A) Tri-party repurchase agreement.
Cl -- Class
The accompanying notes are an integral part of the finanical statements.

-----------------------
STATEMENT OF NET ASSETS
-----------------------

--------------------------------------------------------------------------------
GROWTH FUND
--------------------------------------------------------------------------------
[GRAPHIC OMITTED]
[EDGAR REPRESENTATION OF TEXT USED IN PRINTED GRAPHIC AS FOLLOWS:]

COMMON STOCK
98.6%

REPURCHASE AGREEMENT
1.4%

% of Total Portfolio Investments

--------------------------------------------------------------------------------
                                                                          VALUE
DESCRIPTION                                    SHARES                     (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 99.7%
Aerospace & Defense -- 2.2%
General Dynamics                                 3,300                  $   218
Rockwell Collins                                15,000                      310
--------------------------------------------------------------------------------
TOTAL AEROSPACE & DEFENSE                                                   528
--------------------------------------------------------------------------------

Automotive -- 1.4%
Superior Industries International                8,000                      331
--------------------------------------------------------------------------------
TOTAL AUTOMOTIVE                                                            331
--------------------------------------------------------------------------------

Banks -- 1.5%
Commerce Bancorp                                 8,000                      351
--------------------------------------------------------------------------------
TOTAL BANKS                                                                 351
--------------------------------------------------------------------------------

Building & Construction -- 2.9%
KB Home                                          7,000                      313
Lennar                                           7,000                      377
--------------------------------------------------------------------------------
TOTAL BUILDING & CONSTRUCTION                                               690
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                          VALUE
DESCRIPTION                                    SHARES                     (000)
--------------------------------------------------------------------------------

Communications Equipment -- 0.9%
Level 3 Communications Holdings*                 5,000                  $   224
--------------------------------------------------------------------------------
TOTAL COMMUNICATIONS EQUIPMENT                                              224
--------------------------------------------------------------------------------

Computer Software -- 4.8%
Electronic Arts*                                 6,000                      311
Intuit*                                          8,500                      375
Symantec*                                       10,000                      467
--------------------------------------------------------------------------------
TOTAL COMPUTER SOFTWARE                                                   1,153
--------------------------------------------------------------------------------

Computers & Services -- 16.4%
Affiliated Computer Services, Cl A*              7,000                      380
Avocent*                                        15,000                      376
Checkfree*                                      19,000                      365
Dell Computer*                                  13,000                      310
eBay*                                            6,000                      451
First Data                                       7,000                      241
Imation*                                         9,000                      322
International Game Technology*                   6,000                      473
Lexmark International*                           7,000                      424
Overture Services*                              11,000                      256
Storage Technology*                             14,000                      309
--------------------------------------------------------------------------------
TOTAL COMPUTERS & SERVICES                                                3,907
--------------------------------------------------------------------------------

Consumer Products -- 1.3%
Timberland, Cl A*                               10,000                      309
--------------------------------------------------------------------------------
TOTAL CONSUMER PRODUCTS                                                     309
--------------------------------------------------------------------------------

Financial Services -- 1.1%
H&R Block                                        7,000                      265
--------------------------------------------------------------------------------
TOTAL FINANCIAL SERVICES                                                    265
--------------------------------------------------------------------------------

Food, Beverage & Tobacco -- 3.0%
Constellation Brands, Cl A*                     14,000                      351
Adolph Coors, Cl B                               6,000                      361
--------------------------------------------------------------------------------
TOTAL FOOD, BEVERAGE & TOBACCO                                              712
--------------------------------------------------------------------------------

Insurance -- 1.3%
Progressive                                      6,300                      305
--------------------------------------------------------------------------------
TOTAL INSURANCE                                                             305
--------------------------------------------------------------------------------

                                                                  [LOGO OMITTED]
                                                                JANUARY 31, 2003
--------------------------------------------------------------------------------
GROWTH FUND (CONTINUED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                                          VALUE
DESCRIPTION                                      SHARES                   (000)
--------------------------------------------------------------------------------
Manufacturing -- 1.7%
Coach*                                          12,800                  $   409
--------------------------------------------------------------------------------
TOTAL MANUFACTURING                                                         409
--------------------------------------------------------------------------------

Medical Products & Services -- 25.0%
Amgen*                                           7,000                      357
Barr Laboratories*                               5,000                      395
C.R. Bard                                        6,000                      340
Charles River Laboratories International*        9,000                      268
Dentsply International                           8,000                      269
Express Scripts*                                 6,500                      361
First Health Group*                             10,000                      235
Forest Laboratories*                             7,000                      362
HCA                                              8,000                      342
Health Net*                                     12,500                      337
Henry Schein*                                    7,000                      284
Lincare Holdings*                               10,000                      285
Mylan Laboratories                              15,450                      413
Oxford Health Plans*                             8,200                      289
Quest Diagnostics*                               5,000                      269
UnitedHealth Group                               4,000                      351
WellPoint Health Networks*                       6,000                      436
Zimmer Holdings*                                 9,000                      369
--------------------------------------------------------------------------------
TOTAL MEDICAL PRODUCTS & SERVICES                                         5,962
--------------------------------------------------------------------------------

Motorcycles, Bicycles & Parts -- 1.2%
Harley-Davidson                                  7,000                      292
--------------------------------------------------------------------------------
TOTAL MOTORCYCLES, BICYCLES & PARTS                                         292
--------------------------------------------------------------------------------

Petroleum & Fuel Products -- 4.5%
Anadarko Petroleum                               8,000                      369
Ocean Energy                                    18,000                      337
XTO Energy                                      15,000                      365
--------------------------------------------------------------------------------
TOTAL PETROLEUM & FUEL PRODUCTS                                           1,071
--------------------------------------------------------------------------------

Professional Services -- 1.3%
Jacobs Engineering Group*                        8,400                      313
--------------------------------------------------------------------------------
TOTAL PROFESSIONAL SERVICES                                                 313
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          VALUE
DESCRIPTION                                      SHARES                   (000)
--------------------------------------------------------------------------------
Retail -- 22.0%
Abercrombie & Fitch, Cl A*                      15,000                  $   418
Autozone*                                        6,000                      394
Bed Bath & Beyond*                              10,100                      339
CBRL Group                                      12,000                      383
Claire's Stores                                 15,000                      351
Jones Apparel Group*                             8,300                      271
Liz Claiborne                                   13,000                      373
Lowe's                                           9,000                      308
Michaels Stores*                                10,000                      338
Outback Steakhouse                              11,000                      359
Pier 1 Imports                                  20,000                      339
Ross Stores                                     10,000                      390
Target                                          10,000                      282
TJX                                             16,800                      308
Williams-Sonoma*                                16,000                      379
--------------------------------------------------------------------------------
TOTAL RETAIL                                                              5,232
--------------------------------------------------------------------------------

Transportation Services -- 3.0%
FedEx                                            7,000                      368
JB Hunt Transport Services*                     12,200                      337
--------------------------------------------------------------------------------
TOTAL TRANSPORTATION SERVICES                                               705
--------------------------------------------------------------------------------

Utilities -- 1.5%
American Power Conversion*                      23,000                      358
--------------------------------------------------------------------------------
TOTAL UTILITIES                                                             358
--------------------------------------------------------------------------------

Wholesale -- 2.7%
AmerisourceBergen                                5,000                      291
Sysco                                           12,000                      352
--------------------------------------------------------------------------------
TOTAL WHOLESALE                                                             643
--------------------------------------------------------------------------------
TOTAL COMMON STOCK (COST $23,167)                                        23,760
--------------------------------------------------------------------------------

-----------------------
STATEMENT OF NET ASSETS
-----------------------

--------------------------------------------------------------------------------
GROWTH FUND (CONCLUDED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     FACE AMOUNT          VALUE
DESCRIPTION                                             (000)             (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.5%
Morgan Stanley
1.050%, dated 01/31/03, matures 02/03/03, repurchase
price $348,005 (collateralized by U.S. Treasury Note,
total market value: $354,952)(A)                      $   348           $   348
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT (COST $348)                                      348
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 101.2% (COST $23,515)                               24,108
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (1.2)%
Investment Advisory Fees Payable                                            (14)
Administration Fees Payable                                                  (3)
Custodian Fees Payable                                                       (1)
Other Assets and Liabilities                                               (271)
--------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                                    (289)
--------------------------------------------------------------------------------

NET ASSETS:
Fund shares of the Trust Class Shares
(unlimited authorization -- no par value) based on
2,008,316 outstanding shares of beneficial interest                      25,738
Fund shares of the Class A Shares
(unlimited authorization -- no par value) based on
210,334 outstanding shares of beneficial interest                         2,466
Fund shares of the Class C Shares
(unlimited authorization -- no par value) based on
6,236 outstanding shares of beneficial interest                              70
Accumulated net realized loss on investments                             (5,048)
Net unrealized appreciation on investments                                  593
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                              $23,819
--------------------------------------------------------------------------------

NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- TRUST CLASS SHARES                                    $10.71
NET ASSET VALUE AND REDEMPTION
PRICE PER SHARE -- CLASS A SHARES                                        $10.67
MAXIMUM OFFERING PRICE PER SHARE --
CLASS A SHARES ($10.67 / 94.75%)                                         $11.26
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- CLASS C SHARES                                        $10.52
--------------------------------------------------------------------------------
* Non-income producing security.
(A) Tri-party repurchase agreement.
Cl -- Class
The accompanying notes are an integral part of the finanical statements.

                                                                  [LOGO OMITTED]
                                                                JANUARY 31, 2003
--------------------------------------------------------------------------------
BURKENROAD FUND
--------------------------------------------------------------------------------

[PIE CHART OMITTED]
[EDGAR REPRESENTATION OF TEXT USED IN PRINTED GRAPHIC AS FOLLOWS:]


COMMON STOCK
96.4%

REPURCHASE AGREEMENT
3.6%

% of Total Portfolio Investments

--------------------------------------------------------------------------------
                                                                          VALUE
DESCRIPTION                                       SHARES                  (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 95.0%
Aerospace & Defense -- 2.6%
Petroleum Helicopters*                             1,250                 $   37
--------------------------------------------------------------------------------
TOTAL AEROSPACE & DEFENSE                                                    37
--------------------------------------------------------------------------------

Automotive -- 1.2%
Group 1 Automotive*                                  700                     17
--------------------------------------------------------------------------------
TOTAL AUTOMOTIVE                                                             17
--------------------------------------------------------------------------------

Banks -- 11.4%
Alabama National Bancorp                             500                     21
BankAtlantic Bancorp, Cl A                         2,300                     21
Coastal Bancorp                                      550                     16
IBERIABANK                                           930                     37
Midsouth Bancorp                                   2,000                     33
Teche Holding                                      1,300                     34
--------------------------------------------------------------------------------
TOTAL BANKS                                                                 162
--------------------------------------------------------------------------------

Broadcasting, Newspapers and Advertising -- 1.3%
Lamar Advertising*                                   550                     19
--------------------------------------------------------------------------------
TOTAL BROADCASTING, NEWSPAPERS AND ADVERTISING                               19
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          VALUE
DESCRIPTION                                       SHARES                  (000)
--------------------------------------------------------------------------------
Building & Construction -- 2.3%
Craftmade International                            2,300                 $   33
--------------------------------------------------------------------------------
TOTAL BUILDING & CONSTRUCTION                                                33
--------------------------------------------------------------------------------

Commercial Services -- 1.7%
Team*                                              3,000                     24
--------------------------------------------------------------------------------
TOTAL COMMERCIAL SERVICES                                                    24
--------------------------------------------------------------------------------

Consumer Products -- 1.3%
Helen Of Troy Ltd.*                                1,500                     19
--------------------------------------------------------------------------------
TOTAL CONSUMER PRODUCTS                                                      19
--------------------------------------------------------------------------------

Correctional Institutions -- 1.0%
Wackenhut Corrections*                             1,600                     14
--------------------------------------------------------------------------------
TOTAL CORRECTIONAL INSTITUTIONS                                              14
--------------------------------------------------------------------------------

Electronic Components & Equipment -- 1.1%
EMS Technologies*                                  1,100                     16
--------------------------------------------------------------------------------
TOTAL ELECTRONIC COMPONENTS & EQUIPMENT                                      16
--------------------------------------------------------------------------------

Food, Beverage & Tobacco -- 5.3%
Riviana Foods                                      1,500                     39
Sanderson Farms                                    1,900                     37
--------------------------------------------------------------------------------
TOTAL FOOD, BEVERAGE & TOBACCO                                               76
--------------------------------------------------------------------------------

Funeral Services -- 2.4%
Stewart Enterprises, Cl A*                         6,400                     34
--------------------------------------------------------------------------------
TOTAL FUNERAL SERVICES                                                       34
--------------------------------------------------------------------------------

Gas & Natural Gas -- 2.5%
EnergySouth                                        1,350                     35
--------------------------------------------------------------------------------
TOTAL GAS & NATURAL GAS                                                      35
--------------------------------------------------------------------------------

Manufacturing -- 2.1%
Packaged Ice*                                     23,000                     30
--------------------------------------------------------------------------------
TOTAL MANUFACTURING                                                          30
--------------------------------------------------------------------------------

Medical Products & Services -- 4.4%
Ameripath*                                         1,060                     21
Pediatrix Medical Group*                             660                     24
Prime Medical Services*                            2,100                     18
--------------------------------------------------------------------------------
TOTAL MEDICAL PRODUCTS & SERVICES                                            63
--------------------------------------------------------------------------------

-----------------------
STATEMENT OF NET ASSETS
-----------------------

--------------------------------------------------------------------------------
BURKENROAD FUND (CONTINUED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          VALUE
DESCRIPTION                                         SHARES                (000)
--------------------------------------------------------------------------------
Metals & Mining -- 3.6%
Quanex                                               700                 $   21
Shaw Group*                                        2,250                     31
--------------------------------------------------------------------------------
TOTAL METALS & MINING                                                        52
--------------------------------------------------------------------------------

Office Furniture & Fixtures -- 1.5%
Global Imaging Systems*                            1,200                     22
--------------------------------------------------------------------------------
TOTAL OFFICE FURNITURE & FIXTURES                                            22
--------------------------------------------------------------------------------

Paper & Paper Products -- 1.5%
Schweitzer-Mauduit International                     900                     22
--------------------------------------------------------------------------------
TOTAL PAPER & PAPER PRODUCTS                                                 22
--------------------------------------------------------------------------------

Petroleum & Fuel Products -- 14.4%
Cabot Oil & Gas                                      900                     21
Denbury Resources*                                 2,800                     31
Gulf Island Fabrication*                           2,500                     43
Newpark Resources*                                 6,600                     26
Petroquest Energy*                                 7,000                     24
RPC                                                2,100                     23
Stone Energy*                                      1,100                     37
--------------------------------------------------------------------------------
TOTAL PETROLEUM & FUEL PRODUCTS                                             205
--------------------------------------------------------------------------------

Real Estate Investment Trust -- 4.5%
Eastgroup Properties                               1,300                     32
Parkway Properties                                   950                     32
--------------------------------------------------------------------------------
TOTAL REAL ESTATE INVESTMENT TRUST                                           64
--------------------------------------------------------------------------------

Retail -- 13.0%
Hancock Fabrics                                    1,600                     27
Haverty Furniture                                  1,500                     18
Hibbett Sporting Goods*                            1,400                     30
Landry's Restaurants                               1,000                     19
Movie Gallery*                                     1,700                     24
Rare Hospitality Internation                         730                     21
Sonic*                                             1,000                     23
Stein Mart*                                        1,740                      9
Tuesday Morning*                                     800                     14
--------------------------------------------------------------------------------
TOTAL RETAIL                                                                185
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                               SHARES/FACE                VALUE
DESCRIPTION                                    AMOUNT (000)               (000)
--------------------------------------------------------------------------------

Rubber & Plastic -- 1.9%
Gundle/SLT Environmental*                          2,990                 $   27
--------------------------------------------------------------------------------
TOTAL RUBBER & PLASTIC                                                       27
--------------------------------------------------------------------------------

Transportation Services -- 7.4%
Allied Holdings*                                   7,800                     25
Conrad Industries*                                 8,300                     21
Kirby*                                             1,350                     34
Trico Marine Services*                            10,000                     25
--------------------------------------------------------------------------------
TOTAL TRANSPORTATION SERVICES                                               105
--------------------------------------------------------------------------------

Utilities -- 3.0%
Cleco                                              2,200                     30
Powell Industries*                                   900                     13
--------------------------------------------------------------------------------
TOTAL UTILITIES                                                              43
--------------------------------------------------------------------------------

Wholesale -- 3.6%
Hughes Supply                                        750                     19
SCP Pool*                                          1,200                     33
--------------------------------------------------------------------------------
TOTAL WHOLESALE                                                              52
--------------------------------------------------------------------------------
TOTAL COMMON STOCK (COST $1,433)                                          1,356
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 3.5%
Morgan Stanley
1.05%, dated 01/31/03, matures 02/03/03, repurchase
price $49,870 (collateralized by U.S. Treasury Note,
total market value: $50,866)(A)                      $50                     50
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT (COST $50)                                        50
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 98.5% (Cost $1,483)                                  1,406
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 1.5%
Investment Advisory Fees Receivable                                           1
Other Assets and Liabilities                                                 20
--------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                                      21
--------------------------------------------------------------------------------

                                                                  [LOGO OMITTED]
                                                                JANUARY 31, 2003
--------------------------------------------------------------------------------
BURKENROAD FUND (CONCLUDED)
--------------------------------------------------------------------------------
                                                                          VALUE
DESCRIPTION                                                               (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund shares of the Class A Shares
(unlimited authorization -- no par value) based on
74,932 outstanding shares of beneficial interest                         $1,165
Fund shares of the Class D Shares
(unlimited authorization -- no par value) based on
25,609 outstanding shares of beneficial interest                            400
Accumulated net realized loss on investments                                (61)
Net unrealized depreciation on investments                                  (77)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                               $1,427
--------------------------------------------------------------------------------

NET ASSET VALUE AND REDEMPTION
PRICE PER SHARE -- CLASS A SHARES                                        $14.19
MAXIMUM OFFERING PRICE PER SHARE --
CLASS A SHARES ($14.19 (DIVIDE) 94.75%)                                  $14.98
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE -- CLASS D SHARES                                        $14.18
--------------------------------------------------------------------------------
* Non-income producing security.
(A) Tri-party repurchase agreement.
Cl - Class
Ltd. - Limited
 The accompanying notes are an integral part of the finanical statements.

                       This page intentionally left blank

                                                                  [LOGO OMITTED]
------------------------------
STATEMENTS OF OPERATIONS (000)
------------------------------

                                             FOR THE YEAR ENDED JANUARY 31, 2003
--------------------------------------------------------------------------------

                                        TREASURY SECURITIES  STRATEGIC INCOME
                                         MONEY MARKET FUND       BOND FUND     VALUE FUND    GROWTH FUND  BURKENROAD FUND
                                        -------------------  ----------------  ----------    -----------  ---------------

INVESTMENT INCOME:
   Interest income                             $3,727             $2,707        $     9        $     8          $   1
   Dividend income                                 --                 --            680             72             13
                                               ------             ------        -------        -------          -----
   TOTAL INVESTMENT INCOME                      3,727              2,707            689             80             14
                                               ------             ------        -------        -------          -----
EXPENSES:
   Investment advisory fees                       907                295            302            176             11
   Administrative fees                            326                 71             54             32              2
   12b-1 Fees - Class A                           111                 --             --             --             --
   12b-1 Fees - Class D                           n/a                n/a            n/a            n/a              1
   Shareholder servicing fees -
     Institutional Sweep Class                    187                n/a            n/a            n/a            n/a
   Shareholder servicing fees - Class A           111                  6              5              3              2
   Shareholder servicing fees - Class D           n/a                n/a            n/a            n/a              1
   Custodian fees                                  68                 15             11              7              3
   Professional fees                               87                 22             17             13              1
   Transfer agent fees                             26                 26             26             27             20
   Printing fees                                   12                  4              4              3             --
   Registration fees                               18                  1              1              1             --
   Directors' fees                                  9                  2              1              1             --
   Insurance and other expenses                     6                 10              1              1             --
                                               ------             ------        -------        -------          -----
TOTAL EXPENSES                                  1,868                452            422            264             41
Less: Investment advisory fees                   (144)               (77)           (39)           (29)           (11)
   Less: Reimbursement of other expenses
     by investment adviser                         --                 --             --             --            (13)
                                               ------             ------        -------        -------          -----
TOTAL NET EXPENSES                              1,724                375            383            235             17
                                               ------             ------        -------        -------          -----

     NET INVESTMENT INCOME (LOSS)               2,003              2,332            306           (155)            (3)
                                               ------             ------        -------        -------          -----
   Net realized loss from security
     transactions                                  --               (104)        (1,976)        (3,268)           (51)
   Net change in unrealized appreciation
     (depreciation) on investments                 --              1,450         (2,006)        (1,448)           (80)
                                               ------             ------        -------        -------          -----
   NET REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS                                --              1,346         (3,982)        (4,716)          (131)
                                               ------             ------        -------        -------          -----
   INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS                 $2,003             $3,678        $(3,676)       $(4,871)         $(134)
                                               ======             ======        =======        =======          =====

Amounts designated as "--" are either $0 or have been rounded to $0. "n/a" designates that the Fund does not offer this class.

    The accompanying notes are an integral part of the financial statements.

-----------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (000)
-----------------------------------------

--------------------------------------------------------------------------------

                                                                 TREASURY SECURITIES                    STRATEGIC INCOME
                                                                  MONEY MARKET FUND                        BOND FUND
                                                          --------------------------------         --------------------------

                                                             2003                  2002              2003               2002
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                           $   2,003              $  6,540          $ 2,332            $ 2,366
   Net realized gain (loss) from security transactions           --                    --             (104)               746
   Net change in unrealized appreciation
     (depreciation) on investments                               --                    --            1,450               (321)
                                                          ---------              --------          -------            -------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS                                          2,003                 6,540            3,678              2,791
                                                          ---------              --------          -------            -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
     Trust Class Shares                                      (1,157)               (4,655)          (2,228)            (2,358)
     Institutional Sweep Class Shares                          (607)               (1,145)             n/a                n/a
     Class A Shares                                            (239)                 (740)            (105)                (9)
     Class C Shares                                             n/a                   n/a               (1)                --
   Realized capital gains:
     Trust Class Shares                                          --                    --              (25)              (684)
     Class A Shares                                              --                    --               (2)                (6)
     Class D Shares                                             n/a                   n/a              n/a                n/a
                                                          ---------              --------          -------            -------
 TOTAL DISTRIBUTIONS                                         (2,003)               (6,540)          (2,361)            (3,057)
                                                          ---------              --------          -------            -------
CAPITAL SHARE TRANSACTIONS (2):
     Trust Class Shares:
       Shares issued                                        102,073               127,047            9,130              7,120
       Shares reinvested                                         15                     2               56                 28
       Shares redeemed                                     (141,628)             (163,647)          (8,245)            (3,151)
                                                          ---------              --------          -------            -------
     TOTAL TRUST CLASS SHARES TRANSACTIONS                  (39,540)              (36,598)             941              3,997
                                                          ---------              --------          -------            -------
     Institutional Sweep Class Shares:
       Shares issued                                        401,747               427,959              n/a                n/a
       Shares reinvested                                         14                     6              n/a                n/a
       Shares redeemed                                     (410,759)             (386,336)             n/a                n/a
                                                          ---------              --------          -------            -------
     TOTAL INSTITUTIONAL SWEEP CLASS SHARES TRANSACTIONS     (8,998)               41,629              n/a                n/a
                                                          ---------              --------          -------            -------
     Class A Shares:
       Shares issued                                        129,263                67,415            4,946                456
       Shares reinvested                                         79                   427              100                 10
       Shares redeemed                                     (104,251)              (60,652)            (959)               (21)
                                                          ---------              --------          -------            -------
     TOTAL CLASS A SHARES TRANSACTIONS                       25,091                 7,190            4,087                445
                                                          ---------              --------          -------            -------
     Class C Shares:
       Shares issued                                            n/a                   n/a               36                 --
       Shares reinvested                                        n/a                   n/a                1                 --
                                                          ---------              --------          -------            -------
     TOTAL CLASS C SHARES TRANSACTIONS                          n/a                   n/a               37                 --
                                                          ---------              --------          -------            -------
     Class D Shares:
       Shares issued                                            n/a                   n/a              n/a                n/a
       Shares reinvested                                        n/a                   n/a              n/a                n/a
       Shares redeemed*                                         n/a                   n/a              n/a                n/a
                                                          ---------              --------          -------            -------
     TOTAL CLASS D SHARES TRANSACTIONS                          n/a                   n/a              n/a                n/a
                                                          ---------              --------          -------            -------
     TOTAL INCREASE (DECREASE) IN NET ASSETS FROM
       CAPITAL SHARE TRANSACTIONS                           (23,447)               12,221            5,065              4,442
                                                          ---------              --------          -------            -------
         TOTAL INCREASE (DECREASE) IN NET ASSETS            (23,447)               12,221            6,382              4,176
                                                          ---------              --------          -------            -------
NET ASSETS:
   Beginning of period                                      251,048               238,827           46,700             42,524
                                                          ---------              --------          -------            -------
   End of period                                          $ 227,601              $251,048          $53,082            $46,700
                                                          =========              ========          =======            =======

   * Includes redemption fees of $552. See note 2 in the Notes to Financial Statements.
   (1) Fund commenced operations on December 31, 2001.
   (2) For shares issued, reinvested and redeemed, see footnote 5 in the Notes to Financial Statements. Amounts designated as "--" are either $0 or have been rounded to $0.
   "n/a" designates that the Fund does not offer this class.

    The accompanying notes are an integral part of the financial statements.


                                                                 VALUE FUND
                                                          -----------------------

                                                            2003            2002
---------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                           $   306         $   252
   Net realized gain (loss) from security transactions     (1,976)           (989)
   Net change in unrealized appreciation
     (depreciation) on investments                         (2,006)            764
                                                          -------         -------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS                                       (3,676)             27
                                                          -------         -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
     Trust Class Shares                                      (296)           (237)
     Institutional Sweep Class Shares                         n/a             n/a
     Class A Shares                                           (16)             (1)
     Class C Shares                                            --              --
   Realized capital gains:
     Trust Class Shares                                        --              --
     Class A Shares                                            --              --
     Class D Shares                                           n/a             n/a
                                                          -------         -------
 TOTAL DISTRIBUTIONS                                         (312)           (238)
                                                          -------         -------
CAPITAL SHARE TRANSACTIONS (2):
     Trust Class Shares:
       Shares issued                                        8,711           7,220
       Shares reinvested                                       10               5
       Shares redeemed                                     (6,885)         (1,486)
                                                          -------         -------
     TOTAL TRUST CLASS SHARES TRANSACTIONS                  1,836           5,739
                                                          -------         -------
     Institutional Sweep Class Shares:
       Shares issued                                          n/a             n/a
       Shares reinvested                                      n/a             n/a
       Shares redeemed                                        n/a             n/a
                                                          -------         -------
     TOTAL INSTITUTIONAL SWEEP CLASS SHARES TRANSACTIONS      n/a             n/a
                                                          -------         -------
     Class A Shares:
       Shares issued                                        4,843             221
       Shares reinvested                                       15              --
       Shares redeemed                                       (827)             (2)
                                                          -------         -------
     TOTAL CLASS A SHARES TRANSACTIONS                      4,031             219
                                                          -------         -------
     Class C Shares:
       Shares issued                                           49              --
       Shares reinvested                                       --              --
                                                          -------         -------
     TOTAL CLASS C SHARES TRANSACTIONS                         49              --
                                                          -------         -------
     Class D Shares:
       Shares issued                                          n/a             n/a
       Shares reinvested                                      n/a             n/a
       Shares redeemed*                                       n/a             n/a
                                                          -------         -------
     TOTAL CLASS D SHARES TRANSACTIONS                        n/a             n/a
                                                          -------         -------
     TOTAL INCREASE (DECREASE) IN NET ASSETS FROM
       CAPITAL SHARE TRANSACTIONS                           5,916           5,958
                                                          -------         -------
         TOTAL INCREASE (DECREASE) IN NET ASSETS            1,928           5,747
                                                          -------         -------
NET ASSETS:
   Beginning of period                                     36,191          30,444
                                                          -------         -------
   End of period                                          $38,119         $36,191
                                                          =======         =======


[TABLE CONTINUED]

                                                                 GROWTH FUND                           BURKENROAD FUND
                                                          ------------------------               ----------------------------

                                                            2003             2002                 2003                2002(1)
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                           $  (155)         $   (44)              $   (3)              $ --
   Net realized gain (loss) from security transactions     (3,268)          (1,780)                 (51)                --
   Net change in unrealized appreciation
     (depreciation) on investments                         (1,448)           2,041                  (80)                 3
                                                          -------          -------               ------               ----
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS                                       (4,871)             217                 (134)                 3
                                                          -------          -------               ------               ----
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
     Trust Class Shares                                        --               (1)                 n/a                n/a
     Institutional Sweep Class Shares                         n/a              n/a                  n/a                n/a
     Class A Shares                                            --               --                   --                 --
     Class C Shares                                            --               --                  n/a                n/a
   Realized capital gains:
     Trust Class Shares                                        --               --                  n/a                n/a
     Class A Shares                                            --               --                   (7)                --
     Class D Shares                                           n/a              n/a                   (3)                --
                                                          -------          -------               ------               ----
 TOTAL DISTRIBUTIONS                                           --               (1)                 (10)                --
                                                          -------          -------               ------               ----
CAPITAL SHARE TRANSACTIONS (2):
     Trust Class Shares:
       Shares issued                                       14,438           12,259                  n/a                n/a
       Shares reinvested                                       --               --                  n/a                n/a
       Shares redeemed                                     (3,905)            (869)                 n/a                n/a
                                                          -------          -------               ------               ----
     TOTAL TRUST CLASS SHARES TRANSACTIONS                 10,533           11,390                  n/a                n/a
                                                          -------          -------               ------               ----
     Institutional Sweep Class Shares:
       Shares issued                                          n/a              n/a                  n/a                n/a
       Shares reinvested                                      n/a              n/a                  n/a                n/a
       Shares redeemed                                        n/a              n/a                  n/a                n/a
                                                          -------          -------               ------               ----
     TOTAL INSTITUTIONAL SWEEP CLASS SHARES TRANSACTIONS      n/a              n/a                  n/a                n/a
                                                          -------          -------               ------               ----
     Class A Shares:
       Shares issued                                        3,366              133                  898                519
       Shares reinvested                                       --               --                    6                 --
       Shares redeemed                                     (1,020)              --                 (256)                --
                                                          -------          -------               ------               ----
     TOTAL CLASS A SHARES TRANSACTIONS                      2,346              133                  648                519
                                                          -------          -------               ------               ----
     Class C Shares:
       Shares issued                                           70               --                  n/a                n/a
       Shares reinvested                                       --               --                  n/a                n/a
                                                          -------          -------               ------               ----
     TOTAL CLASS C SHARES TRANSACTIONS                         70               --                  n/a                n/a
                                                          -------          -------               ------               ----
     Class D Shares:
       Shares issued                                          n/a              n/a                  338                115
       Shares reinvested                                      n/a              n/a                    2                 --
       Shares redeemed*                                       n/a              n/a                  (54)                --
                                                          -------          -------               ------               ----
     TOTAL CLASS D SHARES TRANSACTIONS                        n/a              n/a                  286                115
                                                          -------          -------               ------               ----
     TOTAL INCREASE (DECREASE) IN NET ASSETS FROM
       CAPITAL SHARE TRANSACTIONS                          12,949           11,523                  934                634
                                                          -------          -------               ------               ----
         TOTAL INCREASE (DECREASE) IN NET ASSETS            8,078           11,739                  790                637
                                                          -------          -------               ------               ----
NET ASSETS:
   Beginning of period                                     15,741            4,002                  637                 --
                                                          -------          -------               ------               ----
   End of period                                          $23,819          $15,741               $1,427               $637
                                                          =======          =======               ======               ====

--------------------
FINANCIAL HIGHLIGHTS
--------------------

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE PERIODS ENDED JANUARY 31,


                                      NET ASSET                            NET REALIZED    DISTRIBUTIONS      DISTRIBUTIONS
                                        VALUE,               NET          AND UNREALIZED      FROM NET             FROM
                                      BEGINNING          INVESTMENT       GAINS (LOSSES)     INVESTMENT          REALIZED
                                      OF PERIOD         INCOME (LOSS)     ON INVESTMENTS       INCOME              GAINS
----------------------------------------------------------------------------------------------------------------------------------
TREASURY SECURITIES MONEY MARKET FUND(1)
----------------------------------------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2003                                     $ 1.00            $ 0.01              $   --         $(0.01)              $   --
2002                                       1.00              0.03                  --          (0.03)                  --
2001                                       1.00              0.04                  --          (0.04)                  --
INSTITUTIONAL SWEEP CLASS SHARES
2003                                     $ 1.00            $ 0.01              $   --         $(0.01)              $   --
2002                                       1.00              0.03                  --          (0.03)                  --
2001                                       1.00              0.04                  --          (0.04)                  --
CLASS A SHARES
2003                                     $ 1.00            $ 0.01              $   --         $(0.01)              $   --
2002                                       1.00              0.02                  --          (0.02)                  --
2001                                       1.00              0.04                  --          (0.04)                  --
----------------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME BOND FUND(1)
----------------------------------------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2003                                     $15.56            $ 0.75              $ 0.43         $(0.75)              $(0.01)
2002                                      15.64              0.84                0.16          (0.84)               (0.24)
2001                                      15.00              0.61                0.65          (0.61)               (0.01)
CLASS A SHARES
2003                                     $15.55            $ 0.71              $ 0.42         $(0.71)              $(0.01)
2002                                      15.64              0.80                0.16          (0.81)               (0.24)
2001                                      15.00              0.57                0.67          (0.59)               (0.01)
CLASS C SHARES
2003                                     $15.58            $ 0.52              $ 0.52         $(0.61)              $(0.01)
2002                                      15.63              0.73                0.15          (0.69)               (0.24)
2001                                      15.00              0.54                0.62          (0.52)               (0.01)
----------------------------------------------------------------------------------------------------------------------------------
VALUE FUND(1)
----------------------------------------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2003                                     $16.31            $ 0.13              $(1.71)        $(0.13)              $   --
2002                                      16.50              0.12               (0.20)         (0.11)                  --
2001++                                    15.00              0.03                1.50          (0.03)                  --
CLASS A SHARES
2003                                     $16.29            $ 0.10              $(1.71)        $(0.10)              $   --
2002                                      16.47              0.10               (0.20)         (0.08)                  --
2001++                                    15.00             (0.01)               1.50          (0.02)                  --
CLASS C SHARES
2003                                     $16.21            $ 0.08              $(1.80)        $(0.01)              $   --
2002                                      16.42             (0.02)              (0.19)            --                   --
2001++                                    15.00             (0.07)               1.49             --                   --

(1) Fund commenced operations on May 31, 2000. All ratios for the period have been annualized.


    The accompanying notes are an integral part of the financial statements.

                                                                  [LOGO OMITTED]
                                                                JANUARY 31, 2003
--------------------------------------------------------------------------------


                                                                                                                        RATIO OF
                                            NET ASSET                                                   RATIO OF     NET INVESTMENT
                                              VALUE,                             NET ASSETS,           EXPENSES TO    INCOME (LOSS)
                                              END OF             TOTAL             END OF                AVERAGE       TO AVERAGE
                                              PERIOD            RETURN+         PERIOD (000)           NET ASSETS      NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
TREASURY SECURITIES MONEY MARKET FUND(1)
-----------------------------------------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2003                                           $ 1.00              1.06%           $ 95,974               0.58%           1.07%
2002                                             1.00              3.00             135,514               0.58            3.07
2001                                             1.00              3.96             172,112               0.58            5.80
INSTITUTIONAL SWEEP CLASS SHARES
2003                                           $ 1.00              0.81%           $ 74,704               0.83%           0.81%
2002                                             1.00              2.74              83,702               0.83            2.35
2001                                             1.00              3.79              42,073               0.83            5.55
CLASS A SHARES
2003                                           $ 1.00              0.56%           $ 56,923               1.08%           0.54%
2002                                             1.00              2.49              31,832               1.08            2.32
2001                                             1.00              3.63              24,642               1.08            5.25
-----------------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME BOND FUND(1)
-----------------------------------------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2003                                           $15.98              7.76%           $ 48,400               0.75%           4.77%
2002                                            15.56              6.59              46,195               0.75            5.37
2001                                            15.64              8.56              42,451               0.75            6.07
CLASS A SHARES
2003                                           $15.96              7.46%           $  4,643               1.00%           4.34%
2002                                            15.55              6.34                 504               1.00            5.00
2001                                            15.64              8.38                  72               1.00            5.73
CLASS C SHARES
2003                                           $16.00              6.77%           $     39               1.75%           3.62%
2002                                            15.58              5.76                   1               1.75            4.70
2001                                            15.63              7.92                   1               1.75            5.29
-----------------------------------------------------------------------------------------------------------------------------------
VALUE FUND(1)
-----------------------------------------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2003                                           $14.60             (9.72)%          $ 34,109               1.00%           0.82%
2002                                            16.31             (0.37)             35,883               1.00            0.77
2001++                                          16.50             10.11              30,359               1.00            0.25
CLASS A SHARES
2003                                           $14.58             (9.90)%          $  3,967               1.25%           0.60%
2002                                            16.29             (0.60)                307               1.25            0.55
2001++                                          16.47              9.90                  84               1.25           (0.16)
CLASS C SHARES
2003                                           $14.48            (10.62)%          $     43               2.00%          (0.10)%
2002                                            16.21             (1.21)                  1               2.00           (0.08)
2001++                                          16.42              9.40                   1               2.00           (0.67)

[TABLE CONTINUED]

                                                                    RATIO OF
                                                RATIO OF         NET INVESTMENT
                                               EXPENSES TO       INCOME (LOSS)
                                                 AVERAGE           TO AVERAGE
                                                NET ASSETS         NET ASSETS   PORTFOLIO
                                                (EXCLUDING         (EXCLUDING   TURNOVER
                                                 WAIVERS)           WAIVERS)      RATE
------------------------------------------------------------------------------------------------
TREASURY SECURITIES MONEY MARKET FUND(1)
------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2003                                                0.64%            1.01%         N/A
2002                                                0.68             2.97          N/A
2001                                                0.71             5.67          N/A
INSTITUTIONAL SWEEP CLASS SHARES
2003                                                0.89%            0.75%         N/A
2002                                                0.93             2.25          N/A
2001                                                0.96             5.42          N/A
CLASS A SHARES
2003                                                1.14%            0.48%         N/A
2002                                                1.18             2.22          N/A
2001                                                1.20             5.13          N/A
------------------------------------------------------------------------------------------------
STRATEGIC INCOME BOND FUND(1)
------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2003                                                0.91%            4.61%          33%
2002                                                0.88             5.24           70
2001                                                0.94             5.88           37
CLASS A SHARES
2003                                                1.16%            4.18%          33%
2002                                                1.13             4.87           70
2001                                                1.19             5.54           37
CLASS C SHARES
2003                                                1.91%            3.46%          33%
2002                                                1.88             4.57           70
2001                                                2.12             4.81           37
------------------------------------------------------------------------------------------------
VALUE FUND(1)
------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2003                                                1.10%            0.72%          71%
2002                                                1.07             0.70           81
2001++                                              1.19             0.06           54
CLASS A SHARES
2003                                                1.35%            0.50%          71%
2002                                                1.32             0.48           81
2001++                                              1.43            (0.34)          54
CLASS C SHARES
2003                                                2.10%           (0.20)%         71%
2002                                                2.07            (0.15)          81
2001++                                              2.18            (1.01)          54


+ Total return is for the period indicated and has not been annualized. Total return excludes applicable sales charge.
++ Per share data calculated using average shares method.

Amounts designated as "--" are either $0 or have been rounded to $0.

--------------------
FINANCIAL HIGHLIGHTS
--------------------

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE PERIODS ENDED JANUARY 31,

                      NET ASSET                  NET REALIZED   DISTRIBUTIONS               NET ASSET
                       VALUE,         NET       AND UNREALIZED      FROM                     VALUE,
                      BEGINNING   INVESTMENT    GAINS (LOSSES)    REALIZED     REDEMPTION    END OF
                      OF PERIOD      LOSS       ON INVESTMENTS      GAINS         FEES*      PERIOD
------------------------------------------------------------------------------------------------------
GROWTH FUND(1)
------------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2003++                 $13.31       $(0.08)          $(2.52)       $   --        $   --       $10.71
2002                    15.00        (0.04)           (1.65)           --            --        13.31
2001                    15.00           --               --            --            --        15.00
CLASS A SHARES
2003++                 $13.31       $(0.11)          $(2.53)       $   --        $   --       $10.67
2002                    15.00        (0.01)           (1.68)           --            --        13.31
2001                    15.00           --               --            --            --        15.00
CLASS C SHARES
2003++                 $13.20       $(0.19)          $(2.49)       $   --        $   --       $10.52
2002                    15.00        (0.17)           (1.63)           --            --        13.20
2001                    15.00           --               --            --            --        15.00
------------------------------------------------------------------------------------------------------
BURKENROAD FUND(2)
------------------------------------------------------------------------------------------------------
CLASS A SHARES
2003                   $15.05       $(0.02)          $(0.74)       $(0.10)       $   --       $14.19
2002                    15.00        (0.01)            0.06            --            --        15.05
CLASS D SHARES
2003                   $15.05       $(0.04)          $(0.71)       $(0.10)       $(0.02)      $14.18
2002                    15.00        (0.01)            0.06            --            --        15.05

  * Includes redemption fees of $552. See note 2 in the Notes to Financial Statements.
** This shareholder data is not being disclosed because the data is not believed to be meaningful due to the short operational history.
(1) Fund commenced operations on January 31, 2001.
(2) Fund commenced operations on December 31, 2001.

    The accompanying notes are an integral part of the financial statements.

                                                                  [LOGO OMITTED]
                                                                JANUARY 31, 2003
--------------------------------------------------------------------------------

                                                                                                         RATIO OF
                                                                                      RATIO OF       NET INVESTMENT
                                                                       RATIO OF      EXPENSES TO          LOSS
                                                        RATIO OF    NET INVESTMENT     AVERAGE         TO AVERAGE
                                        NET ASSETS,    EXPENSES TO       LOSS        NET ASSETS        NET ASSETS        PORTFOLIO
                          TOTAL           END OF         AVERAGE      TO AVERAGE     (EXCLUDING        (EXCLUDING        TURNOVER
                         RETURN+       PERIOD (000)    NET ASSETS     NET ASSETS      WAIVERS)          WAIVERS)           RATE
------------------------------------------------------------------------------------------------------------------------------------
GROWTH FUND(1)
------------------------------------------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2003++                   (19.53)%         $ 21,508        1.05%         (0.69)%         1.18%            (0.82)%             79%
2002                     (11.24)            15,605        1.00          (0.53)          1.17             (0.70)              73
2001                      --                 4,000          **             **             **                **               --
CLASS A SHARES
2003++                   (19.71)%         $  2,245        1.30%         (0.96)%         1.43%            (1.09)%             79%
2002                     (11.40)               135        1.25          (0.84)          1.42             (1.01)              73
2001                      --                     1          **             **             **                **               --
CLASS C SHARES
2003++                   (20.30)%         $     66        2.05%         (1.73)%         2.18%            (1.86)%             79%
2002                     (12.00)                 1        2.00          (1.58)          2.17             (1.75)              73
2001                      --                     1          **             **             **                **               --
------------------------------------------------------------------------------------------------------------------------------------
BURKENROAD FUND(2)
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
2003                      (5.07)%         $  1,064        1.40%         (0.22)%         3.44%            (2.26)%             28%
2002                       0.33                521        1.40          (0.89)          2.64             (2.13)               8
CLASS D SHARES
2003                      (5.14)%         $    363        1.65%         (0.46)%         3.69%            (2.50)%             28%
2002                       0.33                116        1.65          (1.12)          2.89             (2.36)               8

 + Total return is for the period indicated and has not been annualized. Total return excludes applicable sales charge.
++ Per share data calculated using average shares method.

Amounts designated as "--" are either $0 or have been rounded to $0.

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

--------------------------------------------------------------------------------

1. ORGANIZATION:

The Arbor Fund ("the Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated July 24, 1992. SEI Investments Global Funds Services (formerly SEI Investments Mutual Funds Services) is the "Administrator" of the Trust. SEI Investments Management Corporation ("SEI Investments"), a wholly owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Administrator. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management company. The financial statements included herein relate to the Trust's Hancock Horizon Family of Funds. The Hancock Horizon Family of Funds includes the Treasury Securities Money Market Fund, the Strategic Income Bond Fund, the Value Fund, the Growth Fund and the Burkenroad Fund (each a "Fund" and collectively the "Funds"). The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of its Financial Statements.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Investments in equity securities that are traded on a national securities exchange (or reported on nasdaq national market system) are stated at the last quoted sales price, if readily available for such securities on each business day. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the board of trustees. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less until maturity may be valued at their amortized cost.

Investment securities held by the Treasury Securities Money Market Fund are stated at amortized cost which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the maturity of the security and is included in interest income.

SECURITY TRANSACTIONS AND RELATED INCOME - Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Purchase discounts and premiums on securities held by the Strategic Income Bond Fund are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

REPURCHASE AGREEMENTS - The Funds invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization and/or retention of the collateral by the Funds may be delayed or limited.

                                                                  [LOGO OMITTED]
                                                                JANUARY 31, 2003
--------------------------------------------------------------------------------

EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets. The Institutional Sweep Class Shares, Class A Shares, Class C Shares and Class D Shares each bear a specific 12b-1 or Shareholder Servicing Fee (see Note 3 for more information).

CLASSES OF SHARES - Class specific expenses are borne by that class. Income, expenses and realized and unrealized gains and losses are allocated to the respective classes on the basis of their relative daily net assets.

DISTRIBUTIONS - Distributions from net investment income are declared daily and paid monthly for the Treasury Securities Money Market Fund, declared and paid monthly for the Strategic Income Bond Fund, declared and paid quarterly for the Value Fund and declared and paid annually for the Growth and the Burkenroad Funds. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

OTHER - The Class C Shares of the Strategic Income Bond Fund, Value Fund and Growth Fund retain a redemption fee of 1.00% on redemptions of shares sold within one year of their purchase date. The Class D shares of the Burkenroad Fund retain a redemption fee of 1.00% on redemptions of shares sold within two years of their purchase date. For the year ended January 31, 2003, there were $552 in redemption fees retained by the Burkenroad Fund.

WHEN ISSUED SECURITIES - Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the portfolio maintains, in a segregated account with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of the securities on a when-issued or forward commitment basis may increase the volatility of a Fund's net asset value if the Fund makes such investments while remaining substantially fully invested. At January 31, 2003, the Strategic Income Bond Fund had outstanding when-issued commitments of $2,500,000.

3. INVESTMENT ADVISORY, ADMINISTRATION, TRANSFER AGENT, CUSTODIAN AND DISTRIBUTION AGREEMENTS:

Horizon Advisers, an unincorporated division of Hancock Bank, (the "Adviser") serves as Investment Adviser to each Fund pursuant to an investment advisory agreement dated May 31, 2000 (as amended and restated May 21, 2001) (the "Advisory Agreement") with the Trust. For its services, the Adviser is entitled to a fee, that is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund. The Adviser receives 0.40% of the average daily net assets of the Treasury Securities Money Market Fund, 0.60% of the average daily net assets of the Strategic Income Bond Fund, 0.80% of the average daily net assets of the Value Fund and the Growth Fund and 0.95% of the average daily net assets of the Burkenroad Fund. With the exception of the Growth Fund, the Adviser has contractually agreed to waive all or a portion of its fee so that the total annual expenses of each Fund will not exceed the following:

                            TREASURY          STRATEGIC
                          MONEY MARKET         INCOME             VALUE          GROWTH          BURKENROAD
                              FUND            BOND FUND           FUND            FUND*             FUND
                        --------------     --------------    --------------  --------------    --------------
Trust Class Shares            0.58%             0.75%             1.00%           1.10%              n/a
Institutional Sweep
   Class Shares               0.83%              n/a               n/a             n/a               n/a
Class A Shares                1.08%             1.00%             1.25%           1.35%             1.40%
Class C Shares                 n/a              1.75%             2.00%           2.10%              n/a
Class D Shares                 n/a               n/a               n/a             n/a              1.65%

"n/a" designates that the Fund does not offer this class.
*Prior to August 10, 2002 the Adviser voluntarily agreed to waive all or a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Growth Fund's total annual operating expenses at 1.00%, 1.25% and 2.00% for the Trust Class Shares, Class A Shares and Class C Shares, respectively.

     The Trust and the Administrator have entered into an Administration Agreement. Under the terms of the Administration Agreement, the Administrator is entitled to a fee calculated daily and paid monthly (expressed as a percentage of the combined average daily net assets of the Trust) of: 0.15% up to $100 million, 0.125% on the next $250 million, 0.10% on the next $400 million and 0.08% for assets over $750 million, subject to certain minimum fee levels.

-----------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
-----------------------------------------

--------------------------------------------------------------------------------
     Hancock Bank serves as the transfer agent and dividend disbursing agent for the Funds. For providing these services, Hancock Bank was paid an annual fee from the Funds' assets of $5,000 per class of each Fund through May 31, 2002, and is paid $12,000 per class per Fund beginning June 1, 2002.

     Hancock Bank serves as custodian to the Funds, and for such services is paid an annual fee from the Funds' assets of 0.03% of each Fund's average daily net assets subject to a minimum of $250 per month.

     The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEIInvestments Company, have entered into a distribution agreement. As provided in the distribution agreement and the distribution plan, the Trust will be charged a fee based upon the average daily net assets of the Funds. The following table summarizes the agreement.

                            TREASURY             STRATEGIC
                          MONEY MARKET            INCOME             VALUE          GROWTH             BURKENROAD
                              FUND               BOND FUND           FUND            FUND                 FUND
                        --------------        --------------    --------------  --------------       --------------
Trust Class Shares             --                    --                --              --                  n/a
Institutional Sweep
   Class Shares                --                   n/a               n/a             n/a                  n/a
Class A Shares               0.25%                   --                --              --                   --
Class C Shares                n/a                  0.75%             0.75%           0.75%                 n/a
Class D Shares                n/a                   n/a               n/a             n/a                 0.25%

"--" designates that no Fees are charged to this class.
"n/a" designates that the Fund does not offer this class.

     To the extent that the applicable shares are held through Hancock Bank or any of its affiliates providing custodian, brokerage or investment-related services, including Hancock Investment Securities, Inc., those entities may receive the distribution and servicing fees, payable from theFunds' assets, applicable to that class of shares.

     During the period ended January 31, 2003, Hancock Investment
Securities,Inc. received distribution fees in the amount of $75,577, $9, $9, $6 and $345 for the Treasury Money Market Fund,Strategic Income Bond Fund,
Value Fund,Growth Fund and Burkenroad Fund, respectively.

     The Trust has adopted a shareholder servicing plan pursuant to which a shareholder servicing fee will be charged based upon the average daily net assets of the Funds.


The following table summarizes the agreement.

                            TREASURY          STRATEGIC
                          MONEY MARKET         INCOME             VALUE             GROWTH             BURKENROAD
                              FUND            BOND FUND           FUND               FUND                 FUND
                        --------------     --------------    --------------     --------------       --------------
Trust Class Shares              --                --                --                 --                  n/a
Institutional Sweep
   Class Shares               0.25%              n/a               n/a                n/a                  n/a
Class A Shares                0.25%             0.25%             0.25%              0.25%                0.25%
Class C Shares                 n/a              0.25%             0.25%              0.25%                 n/a
Class D Shares                 n/a               n/a               n/a                n/a                 0.25%

"--" designates that no Fees are charged to this class.
"n/a" designates that the Fund does not offer this class.

     To the extent that the applicable shares are held through Hancock Bank or any of its affiliates providing custodial, brokerage or investment-related services, including Hancock Investment Services, Inc., those entities may receive shareholder servicing fees, payable from the Funds' assets, applicable to that class of shares.

     During the period ended January 31, 2003, Hancock Investment
Securities,Inc. received shareholder servicing fees in the amount of $257,800, $1,784, $1,364, $721 and $345 for the Treasury Money Market Fund,Strategic Income BondFund, ValueFund,GrowthFund and Burkenroad Fund, respectively.

4. TRANSACTIONS WITH AFFILIATES:

         Certain officers and a trustee of the Trust are also officers of the Administrator and/or Distributor. Such officers are paid no fees by the Trust for serving in their respective roles.

         The Funds have entered into agreements with the Distributor to act as an agent in placing repurchase agreements for the Funds. For the year ended January 31, 2003, the Funds paid the Distributor $78,248, $1,807, $335, $300 and $28 for the Treasury Money Market Fund, Strategic Income Bond Fund, Value Fund, Growth Fund and Burkenroad Fund, respectively, through a reduction in the yield earned by the Funds on those repurchase agreements.

         Expenses paid by the Trust for the year ended January 31, 2003, include legal fees of $66,154 paid to Morgan, Lewis & Bockius LLP. A partner of the firm is an Interested Board Member of the Trust.

                                                                  [LOGO OMITTED]

                                                                JANUARY 31, 2003
--------------------------------------------------------------------------------

5. CAPITAL SHARES TRANSACTIONS:
Shares issued, reinvested and redeemed for the funds were as follows (000):

                                               TREASURY SECURITIES                     STRATEGIC INCOME
                                                MONEY MARKET FUND                          BOND FUND
                                       --------------------------------       -------------------------------
                                         02/01/02           02/01/01             02/01/02           02/01/01
                                             TO                TO                   TO                  TO
                                         01/31/03           01/31/02             01/31/03           01/31/02
                                       --------------------------------       -------------------------------
Trust Class Shares:
  Shares Issued                           102,073             127,047                 578                453
  Shares Reinvested                            15                   2                   4                  2
  Shares Redeemed                        (141,628)           (163,647)               (522)              (200)
                                         --------            --------              ------             ------
Total Trust Class Shares Transactions     (39,540)            (36,598)                 60                255
                                         --------            --------              ------             ------
Institutional Sweep
 Class Shares:
  Shares Issued                           401,747             427,959                 n/a                n/a
  Shares Reinvested                            14                   6                 n/a                n/a
  Shares Redeemed                        (410,759)           (386,336)                n/a                n/a
                                         --------            --------              ------             ------
Total Institutional Sweep
  Class Shares Transactions                (8,998)             41,629                 n/a                n/a
                                         --------            --------              ------             ------
Class A Shares:
  Shares Issued                           129,263              67,415                 313                 28
  Shares Reinvested                            79                 427                   6                 --
  Shares Redeemed                        (104,251)            (60,652)                (60)                (1)
                                         --------            --------              ------             ------
Total Class A Shares Transactions          25,091               7,190                 259                 27
                                         --------            --------              ------             ------
Class C Shares:
  Shares Issued                               n/a                 n/a                   2                 --
                                         --------            --------              ------             ------
Total Class C Shares Transactions             n/a                 n/a                   2                 --
                                         --------            --------              ------             ------
Class D Shares:*
  Shares Issued                               n/a                 n/a                 n/a                n/a
  Shares Redeemed                             n/a                 n/a                 n/a                n/a
                                         --------            --------              ------             ------
Total Class D Shares  Transactions            n/a                 n/a                 n/a                n/a
                                         --------            --------              ------             ------

Net Change in Capital Shares              (23,447)             12,221                 321                282
                                         ========            ========              ======             ======





[TABLE CONTINUED]

                                                                                                                 BURKENROAD
                                                 VALUE FUND                       GROWTH FUND                       FUND
                                      ------------------------------     ------------------------------   -----------------------
                                        02/01/02          02/01/01             02/01/02       02/01/01     02/01/02   12/31/01(1)
                                           TO                TO                   TO             TO           TO         TO
                                        01/31/03          01/31/02             01/31/03       01/31/02     01/31/03   01/31/02
                                      ------------------------------     ------------------------------   -----------------------
Trust Class Shares:
  Shares Issued                              558                452               1,181            973         n/a          n/a
  Shares Reinvested                            1                 --                  --             --         n/a          n/a
  Shares Redeemed                           (423)               (92)               (345)           (67)        n/a          n/a
                                          ------             ------              ------         ------      ------       ------
Total Trust Class Shares Transactions        136                360                 836            906         n/a          n/a
                                          ------             ------              ------         ------      ------       ------
Institutional Sweep
 Class Shares:
  Shares Issued                              n/a                n/a                 n/a            n/a         n/a          n/a
  Shares Reinvested                          n/a                n/a                 n/a            n/a         n/a          n/a
  Shares Redeemed                            n/a                n/a                 n/a            n/a         n/a          n/a
                                          ------             ------              ------         ------      ------       ------
Total Institutional Sweep
  Class Shares Transactions                  n/a                n/a                 n/a            n/a         n/a          n/a
                                          ------             ------              ------         ------      ------       ------
Class A Shares:
  Shares Issued                              308                 14                 291             10          57           35
  Shares Reinvested                           --                 --                  --             --          --           --
  Shares Redeemed                            (55)                --                 (91)            --         (17)          --
                                          ------             ------              ------         ------      ------       ------
Total Class A Shares Transactions            253                 14                 200             10          40           35
                                          ------             ------              ------         ------      ------       ------
Class C Shares:
  Shares Issued                                3                 --                   6             --         n/a          n/a
                                          ------             ------              ------         ------      ------       ------
Total Class C Shares Transactions              3                 --                   6             --         n/a          n/a
                                          ------             ------              ------         ------      ------       ------
Class D Shares:*
  Shares Issued                              n/a                n/a                 n/a            n/a          21            8
  Shares Redeemed                            n/a                n/a                 n/a            n/a          (3)          --
                                          ------             ------              ------         ------      ------       ------
Total Class D Shares  Transactions           n/a                n/a                 n/a            n/a          18            8
                                          ------             ------              ------         ------      ------       ------
Net Change in Capital Shares                 392                374               1,042            916          58           43
                                          ======             ======              ======         ======      ======       ======

 * Includes redemption fees in the amount of $552 for the year ended January 31, 2003.
(1) Commencement of operations.
"n/a" designates that the Fund does not offer this class.
Amounts designated as "--" are either $0 or have been rounded to $0.

-----------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
-----------------------------------------

--------------------------------------------------------------------------------

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments, for the year ended January 31, 2003 were as follows:

                                                   OTHER SECURITIES             U.S. GOVERNMENT SECURITIES
                                          ------------------------------       -----------------------------
                                            PURCHASES             SALES        PURCHASES              SALES
                                              (000)               (000)          (000)                (000)
                                            ---------           --------       ---------             -------
Strategic Income Bond Fund                    $ 7,080           $ 3,454         $12,083              $11,568
Value Fund                                     32,020            26,514              --                   --
Growth Fund                                    29,803            17,019              --                   --
Burkenroad Fund                                 1,199               322              --                   --

7. FEDERAL TAX INFORMATION:

It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes has been made in the financial statements.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or undistributed net investment income, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, primarily attributable to net operating losses and the classification of short-term capital gains and ordinary income for tax purposes, have been reclassified to/from the following accounts:

                           UNDISTRIBUTED
                          NET INVESTMENT       PAID-IN-
                              INCOME            CAPITAL
                               (000)             (000)
                              ------            ------
Growth Fund                     $155            $(155)
Burkenroad Fund                    3               (3)

The tax character of dividends and distributions paid during the years ended January 31, 2003 and January 31, 2002 were as follows (000):

                    ORDINARY INCOME     LONG-TERM CAPITAL GAIN   RETURN OF CAPITAL         TOTALS
                      2003     2002           2003     2002         2003    2002      2003        2002
                    ------   ------         ------   ------       ------  ------    ------      ------
Treasury Securities
   Money Market
   Fund             $2,003   $6,540            $--     $ --          $--     $--    $2,003      $6,540
Strategic Income
   Bond Fund         2,333    2,871             28      186           --      --     2,361       3,057
Value Fund             312      238             --       --           --      --       312         238
Growth Fund             --       --             --       --           --       1        --           1
Burkenroad
   Fund                 10       --             --       --           --      --        10          --

All Funds have a tax year en0d of April 30. The distributions represent those made during the fiscal years ended January 31.

Amounts designated as "-" are either $0 or have been rounded to $0.

                                                                  [LOGO OMITTED]

                                                                JANUARY 31, 2003
--------------------------------------------------------------------------------

As of January 31, 2003, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows (000):

                                                 STRATEGIC
                                                  INCOME         VALUE          GROWTH           BURKENROAD
                                                 BOND FUND       FUND            FUND               FUND
                                                 ---------     --------        --------          --------
Capital loss carryforwards                         $ --        $(4,008)        $(5,045)          $  (62)
Undistributed ordinary income                        26              8              --               --
Other temporary differences                         (30)            --              --                1
Unrealized appreciation/(depreciation)            2,611          2,030             590              (77)
                                                 ------         ------          ------           ------
TOTAL DISTRIBUTABLE EARNINGS/ACCUMULATED LOSSES  $2,607        ($1,970)        ($4,455)           ($138)

The components of Distributable Earnings/(Accumulated Losses) for the Funds are estimated at January 31, 2003. The actual amounts to be distributed will not be determined until April 30, 2003 when the Funds complete their tax year end. Amounts designated as "-" are either $0 or have been rounded to $0.

The Funds had capital loss carryforwards at January 31, 2003 as follows (000):


                          2009           2010         2011             TOTAL
                        --------       --------     --------          --------
Value Fund                 372          1,330        2,306             4,008
Growth Fund                 --            896        4,149             5,045
Burkenroad Fund             --             --           62                62

The Capital loss carryforwards for the Funds are estimated at January 31, 2003. The actual figures will not be determined until April 30, 2003 when the Funds complete their tax year end.

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains.

For Federal income tax purposes, the cost of securities owned at January 31, 2003, and the net unrealized gains or losses on securities sold for the period were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at January 31, 2003, were as follows:

                                                                                         NET UNREALIZED
                                                   AGGREGATED           AGGREGATED        APPRECIATION
                            FEDERAL TAX COST   GROSS APPRECIATION   GROSS DEPRECIATION   (DEPRECIATION)
                                  (000)               (000)                (000)              (000)
                                 ------              ------               ------             ------
Strategic Income Bond Fund      $52,283              $2,658              $   (47)            $2,611
Value Fund                       36,093               3,949               (1,919)             2,030
Growth Fund                      23,518               1,951               (1,361)               590
Burkenroad Fund                   1,483                  95                 (172)               (77)

                       This page intentionally left blank

                                                                  [LOGO OMITTED]

----------------------------------------
   REPORT OF INDEPENDENT ACCOUNTANTS
----------------------------------------
                                                                JANUARY 31, 2003
--------------------------------------------------------------------------------

        To the Board of Trustees and Shareholders of The Arbor Fund

        In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Hancock Horizon Treasury Securities Money Market Fund, Hancock Horizon Strategic Income Bond Fund, Hancock Horizon Value Fund, Hancock Horizon Growth Fund and Hancock Horizon Burkenroad Fund (separate portfolios of The Arbor Fund, hereafter referred to as the "Trust") at January 31, 2003, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included physical inspection of securities at January 31, 2003 provide a reasonable basis for our opinion.



        PricewaterhouseCoopers LLP
        March 25, 2003
        Philadelphia, Pennsylvania

---------------------------------------------------
TRUSTEES AND OFFICERS OF THE ARBOR FUND (UNAUDITED)
---------------------------------------------------

--------------------------------------------------------------------------------
Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher




                                TERM OF
                  POSITION(S)  OFFICE AND
  NAME, ADDRESS,   HELD WITH    LENGTH OF       PRINCIPAL OCCUPATION(S)
      AGE(1)       THE TRUST  TIME SERVED(2)      DURING PAST 5 YEARS
------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS

JOHN T. COONEY      Trustee   (Since 1993)  Vice Chairman of Ameritrust Texas N.A.,
76 yrs. old                                 1989-1992, and MTrust Corp., 1985-1989.

------------------------------------------------------------------------------------------
ROBERT A. PATTERSON Trustee   (Since 1993)  Pennsylvania State University, Senior Vice
75 yrs. old                                 President, Treasurer (Emeritus); Financial
                                            and Investment Consultant, Professor of
                                            Transportation since 1984; Vice President-
                                            Investments, Treasurer, Senior Vice President
                                            (Emeritus), 1982-1984. Director,
                                            Pennsylvania Research Corp.
------------------------------------------------------------------------------------------
EUGENE B. PETERS    Trustee   (Since 1993)  Private investor from 1987 to present. Vice
73 yrs. old                                 President and Chief Financial officer, Western
                                            Company of North America (petroleum ser-
                                            vice company), 1980-1986. President of Gene
                                            Peters and Associates (import company),
                                            1978-1980. President and Chief Executive
                                            Officer of Jos. Schlitz Brewing Company
                                            before 1978.
------------------------------------------------------------------------------------------
JAMES M. STOREY     Trustee   (Since 1994)  Partner, Dechert Price & Rhoads, September
71 yrs. old                                 1987-December 1993.










------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

                                                                  [LOGO OMITTED]
                                                                JANUARY 31, 2003
--------------------------------------------------------------------------------

and Doran are Trustees who may be deemed to be "interested" persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor.


                      NUMBER OF
                        FUNDS
                       IN THE
                     ARBOR TRUST
  NAME, ADDRESS,     OVERSEEN BY     OTHER DIRECTORSHIPS
      AGE(1)         BOARD MEMBER   HELD BY BOARD MEMBER(3)
--------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------


JOHN T. COONEY            5      Trustee of The Arbor Funds,
76 yrs. old                      The MDL Funds, and The

--------------------------------------------------------------
ROBERT A. PATTERSON       5      Member and Treasurer, Board
75 yrs. old                      of Trustees of Grove City
                                 College. Trustee of The Arbor
                                 Funds, The MDL Funds, and The
                                 Expedition Funds.


--------------------------------------------------------------
EUGENE B. PETERS          5      Trustee of The Arbor Funds,
73 yrs. old                      The MDL Funds, and The
                                 Expedition Funds.





--------------------------------------------------------------
JAMES M. STOREY           5      Trustee of The Arbor Funds,
71 yrs. old                      The MDL Funds, The Expedition
                                 Funds, SEI Asset Allocation
                                 Trust, SEI Daily Income
                                 Trust, SEI Index Funds, SEI
                                 Institutional International
                                 Trust, SEI Institutional
                                 Investments Trust, SEI
                                 Institutional Managed Trust,
                                 SEI Insurance Products Trust,
                                 SEI Liquid Asset Trust and
                                 SEI Tax Exempt Trust.
--------------------------------------------------------------

---------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ARBOR FUND (UNAUDITED) (CONTINUED)
---------------------------------------------------------------





                                       TERM OF
                       POSITION(S)    OFFICE AND
  NAME, ADDRESS,        HELD WITH      LENGTH OF       PRINCIPAL OCCUPATION(S)
      AGE(1)            THE TRUST    TIME SERVED(2)      DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------
GEORGE J. SULLIVAN, JR.   Trustee      (Since 1999)   Chief Executive Officer, Newfound
60 yrs. old                                           Consultants Inc. since April 1997. General
                                                      Partner, Teton Partners, L.P., June 1991-
                                                      December 1996; Chief Financial Officer,
                                                      Nobel Partners, L.P., March 1991-December
                                                      1996; Treasurer and Clerk, Peak Asset
                                                      Management, Inc., since 1991.













---------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------

ROBERT A. NESHER           Chairman    (Since 1991)   Currently performs various services on behalf
56 yrs. old              of the Board                 of SEI Investments for which Mr. Nesher is
                          of Trustees                 compensated. Executive Vice President of SEI
                                                      Investments, 1986-1994. Director and
                                                      Executive Vice President of the Administrator
                                                      and the Distributor, 1981-1994.










---------------------------------------------------------------------------------------------------
WILLIAM M. DORAN          Trustee      (Since 1992)   Partner, Morgan, Lewis & Bockius LLP
1701 Market Street,                                   (law firm), counsel to the Trust, SEI
Philadelphia, PA 19103                                Investments, the Administrator and
62 yrs. old                                           the Distributor. Director of SEI
                                                      Investments since 1974; Secretary of
                                                      SEI Investments since 1978.









---------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

                                                                  [LOGO OMITTED]
                                                                JANUARY 31, 2003
--------------------------------------------------------------------------------

                       NUMBER OF
                         FUNDS
                        IN THE
                      ARBOR TRUST
  NAME, ADDRESS,      OVERSEEN BY    OTHER DIRECTORSHIPS
      AGE(1)         BOARD MEMBER  HELD BY BOARD MEMBER(3)
----------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------

GEORGE J. SULLIVAN, JR.    5     Trustee, Navigator
60 yrs. old                      Securities Lending
                                 Trust, since 1995.
                                 Trustee of The Fulcrum
                                 Trust. Trustee of The
                                 Arbor Funds, The MDL
                                 Funds, The Expedition
                                 Funds, SEI Asset
                                 Allocation Trust, SEI
                                 Daily Income Trust, SEI
                                 Index Funds, SEI
                                 Institutional
                                 International Trust, SEI
                                 Institutional
                                 Investments Trust, SEI
                                 Institutional Managed
                                 Trust, SEI Insurance
                                 Products Trust, SEI
                                 Liquid Asset Trust and
                                 SEI Tax Exempt Trust.
----------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------

ROBERT A. NESHER           5     Trustee of The Arbor
56 yrs. old                      Funds, Bishop Street
                                 Funds, The Expedition
                                 Funds, The MDL Funds,
                                 SEI Asset Allocation
                                 Trust, SEI Daily Income
                                 Trust, SEI Index Funds,
                                 SEI Institutional
                                 International Trust, SEI
                                 Institutional
                                 Investments Trust, SEI
                                 Institutional Managed
                                 Trust, SEI Insurance
                                 ProductsTrust, SEI
                                 Liquid Asset Trust and
                                 SEI Tax Exempt Trust.
----------------------------------------------------------
WILLIAM M. DORAN           5     Trustee of The Arbor
1701 Market Street,              Funds, The MDL Funds,
Philadelphia, PA 19103           The Expedition Funds,
62 yrs. old                      SEI Asset Allocation
                                 Trust, SEI Daily Income
                                 Trust, SEI Index Funds,
                                 SEI Institutional
                                 International Trust, SEI
                                 Institutional
                                 Investments Trust, SEI
                                 Institutional Managed
                                 Trust, SEI Insurance
                                 Products Trust, SEI
                                 Liquid Asset Trust and
                                 SEI Tax Exempt Trust.
----------------------------------------------------------

---------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ARBOR FUND (UNAUDITED) (CONTINUED)
---------------------------------------------------------------


--------------------------------------------------------------------------------



                                            TERM OF
                         POSITION(S)       OFFICE AND
  NAME, ADDRESS,          HELD WITH         LENGTH OF       PRINCIPAL OCCUPATION(S)
      AGE(1)              THE TRUST       TIME SERVED        DURING PAST 5 YEARS
------------------------------------------------------------------------------------
OFFICERS
--------

JAMES R. FOGGO             President        (Since 2000)   Vice President and
38 yrs. old                                                Assistant Secretary of
                                                           SEI Investments since
                                                           1998; Vice President and
                                                           Assistant Secretary of
                                                           SEI Investments Global
                                                           Funds Services and SEI
                                                           Investments Distribution
                                                           Co. since 1999;
                                                           Associate, Paul, Weiss
                                                           Rifkind, Wharton &
                                                           Garrison (law firm),
                                                           1998.
------------------------------------------------------------------------------------
PETER GOLDEN         Controller and Chief   (Since 2001)   Director of Mutual Fund
38 yrs. old           Financial Officer                    Services, employee of
                                                           the Administrator since
                                                           June 2001. From March
                                                           2000 to 2001, Vice
                                                           President of Funds
                                                           Administration for J.P
                                                           Morgan Chase & Co. From
                                                           1997 to 2000, Vice
                                                           President of Pension a
                                                           Mutual Fund Accounting
                                                           for Chase Manhattan
                                                           Bank.
------------------------------------------------------------------------------------
SHERRY K. VETTERLEIN    Vice President      (Since 2001)   Vice President and
40 yrs. old              and Secretary                     Assistant Secretary of
                                                           SEI Investments Global
                                                           Funds Services and SEI
                                                           Investments Distribution
                                                           Co. since January 2001;
                                                           Shareholder/Partner,
                                                           Buchanan Ingersoll
                                                           Professional Corporation
                                                           from 1992-2000.
------------------------------------------------------------------------------------
TODD B. CIPPERMAN      Vice President and   (Since 1995)   Senior Vice President
36 yrs. old            Assistant Secretary                 and General Counsel of
                                                           SEI Investments; Senior
                                                           Vice President, General
                                                           Counsel and Secretary
                                                           SEI Investments Global
                                                           Funds Services and SEI
                                                           Investments Distribution
                                                           Co. since 2000; Vice
                                                           President and Assistant
                                                           Secretary of SEI
                                                           Investments, SEI Global
                                                           Funds Services and SEI
                                                           Investments Distribution
                                                           Co. from 1999-2000.
------------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.

                                                                  [LOGO OMITTED]
                                                                JANUARY 31, 2003
--------------------------------------------------------------------------------
                           NUMBER OF
                             FUNDS
                            IN THE
                          ARBOR TRUST
  NAME, ADDRESS,          OVERSEEN BY       OTHER DIRECTORSHIPS
      AGE(1)              BOARD MEMBER     HELD BY BOARD MEMBER
------------------------------------------------------------------------
OFFICERS
--------


JAMES R. FOGGO                N/A                   N/A
38 yrs. old











------------------------------------------------------------------------
PETER GOLDEN                  N/A                   N/A
38 yrs. old











------------------------------------------------------------------------
SHERRY K. VETTERLEIN          N/A                   N/A
40 yrs. old








------------------------------------------------------------------------
TODD B. CIPPERMAN             N/A                   N/A
36 yrs. old













------------------------------------------------------------------------

---------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ARBOR FUND (UNAUDITED) (CONTINUED)
---------------------------------------------------------------


--------------------------------------------------------------------------------



                                                   TERM OF
                            POSITION(S)           OFFICE AND
  NAME, ADDRESS,             HELD WITH             LENGTH OF       PRINCIPAL OCCUPATION(S)
      AGE(1)                 THE TRUST           TIME SERVED         DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------

LYDIA A. GAVALIS           Vice President and      (Since 1998)  Vice President and
38 yrs. old                Assistant Secretary                   Assistant Secretary of
                                                                 SEI Investments, SEI
                                                                 Investments Global Fund
                                                                 Services and SEI
                                                                 Investments Distribution
                                                                 Co. since 1998;
                                                                 Assistant General
                                                                 Counsel and Director of
                                                                 Arbitration,
                                                                 Philadelphia Stock
                                                                 Exchange from 1989-1998.
----------------------------------------------------------------------------------------------
TIMOTHY D. BARTO        Assistant Vice President   (Since 2000)  Vice President and
34 yrs. old              and Assistant Secretary                 Assistant Secretary of
                                                                 SEI Investments Global
                                                                 Funds Services and SEI
                                                                 Investments Distribution
                                                                 Co. since 1999; Associate,
                                                                 Dechert (law firm) from
                                                                 1997-1999; Associate,
                                                                 Richter, Miller & Finn
                                                                 (law firm) from 1994-1997.
----------------------------------------------------------------------------------------------
WILLIAM E. ZITELLI      Assistant Vice President   (Since 2000)  Vice President and
34 yrs. old                   and Secretary                      Assistant Secretary of
                                                                 SEI Investments Global
                                                                 Funds Services and SEI
                                                                 Investments Distribution
                                                                 Co. since 2000; Vice
                                                                 President, Merrill Lynch
                                                                 & Co. Asset Management
                                                                 Group from 1998 - 2000;
                                                                 Associate at Pepper
                                                                 Hamilton LLP from
                                                                 1997-1998.
----------------------------------------------------------------------------------------------
CHRISTINE M.               Vice President and      (Since 2000)  Vice President and
MCCULLOUGH                 Assistant Secretary                   Assistant Secretary of
42 yrs. old                                                      SEI Investments Global
                                                                 Funds Services and SEI
                                                                 Investments Distribution
                                                                 Co. since 1999; Associate
                                                                 at White and Williams LLP
                                                                 from 1991-1999.
----------------------------------------------------------------------------------------------
JOHN C. MUNCH              Vice President and      (Since 2001)  Vice President and
31 yrs. old                Assistant Secretary                   Assistant Secretary of
                                                                 SEI Investments Global
                                                                 Funds Services and SEI
                                                                 Investments Distribution
                                                                 Co. since 2001; Associate
                                                                 at Howard Rice
                                                                 Nemorvoski Canady Falk &
                                                                 Rabkin from 1998-2001;
                                                                 Associate at Seward &
                                                                 Kissel from 1996-1998.
----------------------------------------------------------------------------------------------
JOHN MUNERA                Vice President and      (Since 2002)  Middle Office Compliance
40 yrs. old                Assistant Secretary                   Officer at SEI
                                                                 Investments since 2000;
                                                                 Supervising Examiner at
                                                                 Federal Reserve Bank of
                                                                 Philadelphia from
                                                                 1998-2000; B.A. Political
                                                                 Science, University of
                                                                 Pennsylvania, 1986; MBA
                                                                 Temple University, 2000.
----------------------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

                                                                  [LOGO OMITTED]
                                                                JANUARY 31, 2003
--------------------------------------------------------------------------------
                             NUMBER OF
                               FUNDS
                              IN THE
                            ARBOR TRUST
  NAME, ADDRESS,            OVERSEEN BY      OTHER DIRECTORSHIPS
      AGE(1)                BOARD MEMBER    HELD BY BOARD MEMBER
-------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------


LYDIA A. GAVALIS                 N/A                 N/A
38 yrs. old










-------------------------------------------------------------------
TIMOTHY D. BARTO                 N/A                 N/A
34 yrs. old










-------------------------------------------------------------------
WILLIAM E. ZITELLI               N/A                 N/A
34 yrs. old










-------------------------------------------------------------------
CHRISTINE M.                     N/A                 N/A
MCCULLOUGH
42 yrs. old





-------------------------------------------------------------------
JOHN C. MUNCH                    N/A                 N/A
31 yrs. old









-------------------------------------------------------------------
JOHN MUNERA                      N/A                 N/A
40 yrs. old








-------------------------------------------------------------------

---------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ARBOR FUND (UNAUDITED) (CONCLUDED)
---------------------------------------------------------------


--------------------------------------------------------------------------------



                                                    TERM OF
                            POSITION(S)           OFFICE AND
  NAME, ADDRESS,             HELD WITH             LENGTH OF       PRINCIPAL OCCUPATION(S)
      AGE(1)                 THE TRUST           TIME SERVED         DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------

MARY ANNE PUCHEU          Vice President and      (Since 2002)     Compliance Officer at
46 yrs. old               Assistant Secretary                      Hancock Bank since 1995.
                                                                   University of Southern
                                                                   Miss.; American Institute
                                                                   of Banking; Ole Miss School
                                                                   of Banking.
----------------------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.

                                                                  [LOGO OMITTED]
                                                                JANUARY 31, 2003
--------------------------------------------------------------------------------

                           NUMBER OF
                             FUNDS
                            IN THE
                          ARBOR TRUST
  NAME, ADDRESS,          OVERSEEN BY      OTHER DIRECTORSHIPS
      AGE(1)              BOARD MEMBER    HELD BY BOARD MEMBER
-----------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------

MARY ANNE PUCHEU              N/A                 N/A
46 yrs. old




-----------------------------------------------------------------

----------------------------------
NOTICE TO SHAREHOLDERS (UNAUDITED)
----------------------------------

--------------------------------------------------------------------------------

For shareholders that do not have a January 31, 2003 tax year end, this notice is for informational use only.

For the fiscal year ended January 31, 2003, each Fund is designating long term capital gains and ordinary income with regard to distributions paid during the year as follows:

                                     LONG TERM           ORDINARY
                                   CAPITAL GAINS          INCOME                  TOTAL
                                   DISTRIBUTIONS       DISTRIBUTIONS          DISTRIBUTION          QUALIFYING
FUND                                (TAX BASIS)         (TAX BASIS)            (TAX BASIS)         DIVIDENDS (1)
----                               --------------      --------------         --------------       --------------
Treasury Securities Money Market        0.00%             100.00%                100.00%               0.00%
Strategic Income Bond                   1.18%              98.82%                100.00%               0.00%
Value                                   0.00%             100.00%                100.00%             100.00%
Growth                                  0.00%               0.00%                  0.00%               0.00%
Burkenroad                              0.00%             100.00%                100.00%               0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

-----
NOTES
-----

--------------------------------------------------------------------------------

                               WALL STREET SAVVY
                                   MAIN STREET TOUCH.




                               INVESTMENT ADVISER
                                Hancock Advisers
                  (an unincorporated division of Hancock Bank)
                                One Hancock Plaza
                                  P.O. Box 4019
                           Gulfport, Mississippi 39502

                                   DISTRIBUTOR
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456

                                  LEGAL COUNSEL
                           Morgan, Lewis & Bockius LLP

                        THIS MATERIAL MUST BE PRECEDED OR
                      ACCOMPANIED BY A CURRENT PROSPECTUS.






THE HANCOCK HORIZON FUNDS:
o NOT FDIC INSURED
o NO BANK GUARANTEE
o MAY LOSE VALUE

                                 [LOGO OMITTED]
                              HANCOCK HORIZON FUNDS


                    FOR MORE INFORMATION CALL 1.888.346.6300
                               WWW.HANCOCKBANK.COM